UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: JANUARY 31, 2007

                   DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


                               SEMI-ANNUAL REPORT





                          [Lighthouse Graphic Omitted]





                        Hancock Horizon Family of Funds




                                  JULY 31, 2006
                       The Advisors' Inner Circle Fund II

                                                       [LIGHTHOUSE LOGO OMITTED]
HANCOCK HORIZON FAMILY OF FUNDS                        JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------




                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
Disclosure of Fund Expenses................................................... 2
Statements of Net Assets...................................................... 3
Statements of Operations......................................................19
Statements of Changes in Net Assets...........................................20
Financial Highlights..........................................................24
Notes to Financial Statements.................................................36
Approval of Investment Advisory Agreements....................................45



The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors' Inner Circle Fund II uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1.888.346.6300; and (ii) on the Commission's website at http://www.sec.gov.

                                     -----
                                       1
                                     -----

------------------------------------------
  DISCLOSURE OF FUND EXPENSES (UNAUDITED)
------------------------------------------

--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund`s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on this page illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN -- This section helps you to estimate the actual expenses that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses your Fund incurred over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under the "Expenses Paid During Period" column.

o HYPOTHETICAL 5% RETURN -- This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment. Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. If these transactional costs were included, your cost would have been higher.


--------------------------------------------------------------------------------
                                BEGINNING      ENDING                  EXPENSES
                                ACCOUNT        ACCOUNT      ANNUALIZED PAID
                                VALUE          VALUE        EXPENSE    DURING
                                2/1/06         7/31/06      RATIOS     PERIOD*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PRIME MONEY MARKET FUND**
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class ..........  $1,000.00      $1,023.30      0.23%    $ 1.15

HYPOTHETICAL 5% RETURN
Institutional Class ..........  $1,000.00      $1,023.65      0.23%    $ 1.15
--------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Trust Class ..................  $1,000.00      $1,020.60      0.58%    $ 2.91
Institutional Sweep Class ....   1,000.00       1,019.30      0.83%      4.16
Class A ......................   1,000.00       1,018.10      1.08%      5.40

HYPOTHETICAL 5% RETURN
Trust Class ..................  $1,000.00      $1,021.92      0.58%    $ 2.91
Institutional Sweep Class ....   1,000.00       1,020.68      0.83%      4.16
Class A ......................   1,000.00       1,019.44      1.08%      5.41
--------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Trust Class ..................  $1,000.00      $1,007.30      0.75%    $ 3.73
Class A ......................   1,000.00       1,006.10      1.00%      4.97
Class C ......................   1,000.00       1,002.30      1.75%      8.69

HYPOTHETICAL 5% RETURN
Trust Class ..................  $1,000.00      $1,021.08      0.75%    $ 3.76
Class A ......................   1,000.00       1,019.84      1.00%      5.01
Class C ......................   1,000.00       1,016.12      1.75%      8.75
--------------------------------------------------------------------------------
VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Trust Class ..................  $1,000.00      $1,033.70      1.08%    $ 5.45
Class A ......................   1,000.00       1,032.60      1.33%      6.70
Class C ......................   1,000.00       1,028.60      2.08%     10.46

HYPOTHETICAL 5% RETURN
Trust Class ..................  $1,000.00      $1,019.44      1.08%    $ 5.41
Class A ......................   1,000.00       1,018.20      1.33%      6.66
Class C ......................   1,000.00       1,014.48      2.08%     10.39
--------------------------------------------------------------------------------
GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Trust Class ..................  $1,000.00      $  907.60      1.10%    $ 5.20
Class A ......................   1,000.00         906.10      1.35%      6.38
Class C ......................   1,000.00         903.00      2.10%      9.91

HYPOTHETICAL 5% RETURN
Trust Class ..................  $1,000.00      $1,019.34      1.10%    $ 5.51
Class A ......................   1,000.00       1,018.10      1.35%      6.76
Class C ......................   1,000.00       1,014.38      2.10%     10.49
--------------------------------------------------------------------------------
BURKENROAD FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A ......................  $1,000.00      $  961.80      1.40%    $ 6.81
Class D ......................   1,000.00         961.50      1.65%      8.02

HYPOTHETICAL 5% RETURN
Class A ......................  $1,000.00      $1,017.85      1.40%    $ 7.00
Class D ......................   1,000.00       1,016.61      1.65%      8.25
--------------------------------------------------------------------------------
 * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
** Commenced operations on February 1, 2006.



                                     -----
                                       2
                                     -----

----------------------------
  STATEMENT OF NET ASSETS                              [LIGHTHOUSE LOGO OMITTED]
----------------------------                           JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND

--------------------------------------------------------------------------------

[PIE CHART OMITTED]
PLOT POINTS FOLLOW:

FINANCIALS                           56.2%
REPURCHASE AGREEMENT                 22.1%
UTILITIES                             6.5%
MATERIALS                             5.6%
CONSUMER DISCRETIONARY                3.2%
INDUSTRIALS                           3.2%
TELECOMMUNICATION SERVICES            3.2%

% OF TOTAL PORTFOLIO INVESTMENTS

---------------------------------------------------------------------------------------
                                                             FACE AMOUNT         VALUE
DESCRIPTION                                                     (000)            (000)
---------------------------------------------------------------------------------------

COMMERCIAL PAPER (A) -- 78.3%
   Automotive -- 6.5%
     American Honda Finance                                     $  950          $   947
     Dollar Thrifty Funding                                        950              947
---------------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                               1,894
---------------------------------------------------------------------------------------
   Banks -- 6.5%
     HBOS Treasury Services                                        950              948
     Spintab AB                                                    950              947
---------------------------------------------------------------------------------------
   TOTAL BANKS                                                                    1,895
---------------------------------------------------------------------------------------
   Building & Construction -- 3.2%
     Britannia Building Society                                    950              948
---------------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                                    948
---------------------------------------------------------------------------------------
   Electrical Utilities -- 6.5%
     Florida Power & Light                                         950              948
     Natural Rural Utilities                                       950              948
---------------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                                                     1,896
---------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                                                             FACE AMOUNT         VALUE
DESCRIPTION                                                     (000)            (000)
---------------------------------------------------------------------------------------

   Financial Services -- 50.0%
     ABN Amro North America Finance                             $  950          $   948
     Amstel Funding 144A                                           950              946
     Atlantis One Funding 144A                                     950              946
     Eaton Vance Variable Leverage Fund USA LLC 144A               950              947
     Giro Funding 144A                                             950              947
     Grampian Funding LLC 144A                                     950              947
     Merrill Lynch                                                 950              948
     Nordea North America                                          600              599
     Preferred Receivable Funding                                  950              947
     Private Export Fund                                           900              898
     Sheffield Receivables 144A                                    950              947
     Southern Funding 144A                                         950              948
     Three Rivers Funding 144A                                     950              948
     Tulip Funding 144A                                            950              946
     Windmill Funding 144A                                         950              948
     Xtra                                                          824              824
---------------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                      14,634
---------------------------------------------------------------------------------------
   Printing & Publishing -- 2.4%
     Gannett                                                       700              698
---------------------------------------------------------------------------------------
   TOTAL PRINTING & PUBLISHING                                                      698
---------------------------------------------------------------------------------------
   Telephones & Telecommunication -- 3.2%
     BellSouth                                                     950              948
---------------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                             948
---------------------------------------------------------------------------------------
   TOTAL COMMERCIAL PAPER (COST $22,913)                                         22,913
---------------------------------------------------------------------------------------

REPURCHASE AGREEMENT (B) -- 22.1%
   Lehman Brothers,
     5.190%, dated 07/31/06, to be repurchased on 08/01/06,
     repurchase price $6,483,958 (collateralized by a
     U.S Treasury Note, par value $6,550,000,
     4.875%, 04/30/08; with a total market
     value $6,613,453)                                           6,483            6,483
---------------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENT (COST $6,483)                                       6,483
---------------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.4% (COST $29,396)                                    29,396
---------------------------------------------------------------------------------------



                                     -----
                                       3
                                     -----

----------------------------
  STATEMENT OF NET ASSETS
----------------------------
--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                                                 VALUE
DESCRIPTION                                                                      (000)
---------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.4)%
Income Distribution Payable                                                     $  (125)
Transfer Agent Fees Payable                                                          (3)
Administration Fees Payable                                                          (1)
Custodian Fees Payable                                                               (1)
Other Assets and Liabilities, Net                                                     6
---------------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES                                              (124)
---------------------------------------------------------------------------------------
   NET ASSETS -- 100.0%                                                         $29,272
---------------------------------------------------------------------------------------

NET ASSETS:
Paid in Capital (unlimited authorization -- no par value)                       $29,272
---------------------------------------------------------------------------------------
   NET ASSETS                                                                   $29,272
---------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS SHARES
   ($29,272,381 / 29,272,381 SHARES)                                             $ 1.00

(A) The rate reported is the effective yield at time of purchase.

(B) Tri-party Repurchase Agreement

LLC -- Limited Liability Company

144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2006, the value of these securities amounted to $9,470 (000), representing 32.35% of the net assets of the Fund.

The accompanying notes are an integral part of the financial statements.




                                     -----
                                       4
                                     -----

----------------------------
  STATEMENT OF NET ASSETS                              [LIGHTHOUSE LOGO OMITTED]
----------------------------                           JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

TREASURY SECURITIES MONEY MARKET FUND

--------------------------------------------------------------------------------

[PIE CHART OMITTED]
PLOT POINTS FOLLOW:

REPURCHASE AGREEMENTS                     45.1%
U.S. TREASURY OBLIGATIONS                 54.9%

% OF TOTAL PORTFOLIO INVESTMENTS

---------------------------------------------------------------------------------------
                                                             FACE AMOUNT         VALUE
DESCRIPTION                                                     (000)            (000)
---------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (A) -- 55.1%
   U.S. Treasury Bills
     4.766%, 08/10/06                                          $50,000         $ 49,941
     4.891%, 08/24/06                                           50,000           49,844
     4.881%, 09/07/06                                           40,000           39,801
     4.870%, 09/14/06                                           35,000           34,794
     4.911%, 09/21/06                                           35,000           34,759
     4.944%, 10/05/06                                           20,000           19,823
---------------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $228,962)                              228,962
---------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (B) -- 45.3%
   ABN Amro,
     5.230%, dated 07/31/06, to be repurchased on 08/01/06,
     repurchase price $95,013,801 (collateralized by a
     U.S Treasury Note, par value $95,651,000,
     5.125%, 06/30/11; with a total market
     value $96,900,896)                                         95,000           95,000


---------------------------------------------------------------------------------------
                                                             FACE AMOUNT         VALUE
DESCRIPTION                                                     (000)            (000)
---------------------------------------------------------------------------------------
   Deutsche Bank,
     5.210%, dated 07/31/06, to be repurchased on 08/01/06,
     repurchase price $93,331,765 (collateralized by various
     U.S Treasury Notes and Bonds, ranging in par value
     $14,004,000-$181,830,000, 0.000%-8.000%,
     11/15/09-02/15/27; with a total market
     value $95,184,867)                                        $93,318         $ 93,318
---------------------------------------------------------------------------------------
   TOTAL REPURCHASE AGREEMENTS (COST $188,318)                                  188,318
---------------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.4% (COST $417,280)                                  417,280
---------------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (0.4)%
Income Distribution Payable                                                      (1,264)
Investment Advisory Fees Payable                                                   (114)
Shareholder Servicing Fees Payable                                                  (54)
Administration Fees Payable                                                         (37)
Distribution Fees Payable                                                           (37)
Custodian Fees Payable                                                              (17)
Chief Compliance Officer Fees Payable                                                (9)
Transfer Agent Fees Payable                                                          (8)
Trustees' Fees Payable                                                               (1)
Other Assets and Liabilities, Net                                                   (14)
---------------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES                                            (1,555)
---------------------------------------------------------------------------------------
   NET ASSETS -- 100.0%                                                        $415,725
---------------------------------------------------------------------------------------

NET ASSETS:
Paid in Capital (unlimited authorization -- no par value)                      $415,725
---------------------------------------------------------------------------------------
   NET ASSETS                                                                  $415,725
---------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES
   ($140,333,464 / 140,330,005 SHARES)                                           $ 1.00
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL SWEEP CLASS SHARES
   ($89,174,798 / 89,173,526 SHARES)                                             $ 1.00
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES
   ($186,216,947 / 186,221,680 SHARES)                                           $ 1.00

(A) The rate reported is the effective yield at time of purchase.

(B) Tri-party Repurchase Agreement.

The accompanying notes are an integral part of the financial statements.




                                     -----
                                       5
                                     -----

----------------------------
  STATEMENT OF NET ASSETS
----------------------------
--------------------------------------------------------------------------------

STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------

[PIE CHART OMITTED]
PLOT POINTS FOLLOW:

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS   32.9%
CORPORATE BONDS                               26.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS            19.3%
U.S. TREASURY OBLIGATIONS                     16.4%
CASH EQUIVALENTS                               4.5%
FOREIGN GOVERNMENT                             0.3%

% OF TOTAL PORTFOLIO INVESTMENTS

---------------------------------------------------------------------------------------
                                                             FACE AMOUNT         VALUE
DESCRIPTION                                                     (000)            (000)
---------------------------------------------------------------------------------------
CORPORATE BONDS -- 26.7%
   Aerospace & Defense -- 1.0%
   General Dynamics
     4.500%, 08/15/10                                           $1,000          $   967
---------------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                        967
---------------------------------------------------------------------------------------
   Agriculture -- 1.9%
   Cargill 144A
     4.375%, 06/01/13                                            2,000            1,845
---------------------------------------------------------------------------------------
   TOTAL AGRICULTURE                                                              1,845
---------------------------------------------------------------------------------------
   Automotive -- 1.3%
   General Motors
     6.125%, 08/28/07                                            1,250            1,241
---------------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                               1,241
---------------------------------------------------------------------------------------
   Banks -- 1.0%
   Citigroup
     5.300%, 01/07/16                                            1,000              967
---------------------------------------------------------------------------------------
   TOTAL BANKS                                                                      967
---------------------------------------------------------------------------------------
   Chemicals -- 2.1%
   Dow Chemical
     6.000%, 10/01/12                                            1,000            1,018
   E.I. Du Pont de Nemours
     4.125%, 04/30/10                                            1,000              955
---------------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                                1,973
---------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                                                             FACE AMOUNT         VALUE
DESCRIPTION                                                     (000)            (000)
---------------------------------------------------------------------------------------

   Electrical Services & Equipment -- 3.3%
   Central Power & Light, MBIA Insured
     7.125%, 02/01/08                                           $1,000          $ 1,023
   Pacificorp
     6.900%, 11/15/11                                              793              839
   PSEG Power LLC
     3.750%, 04/01/09                                            1,300            1,240
---------------------------------------------------------------------------------------
   TOTAL ELECTRICAL SERVICES & EQUIPMENT                                          3,102
---------------------------------------------------------------------------------------
   Financial Services -- 7.3%
   Boeing Capital
     6.500%, 02/15/12                                            1,000            1,042
   Countrywide Home Loans MTN
     4.125%, 09/15/09                                            1,000              958
   First Data
     3.375%, 08/01/08                                              400              384
   Ford Motor Credit
     7.375%, 02/01/11                                              650              598
     6.500%, 01/25/07                                            1,000            1,000
   General Electric Capital MTN, Ser A
     6.875%, 11/15/10                                              500              526
   Lehman Brothers Holdings
     7.000%, 02/01/08                                            1,000            1,020
   Washington Mutual Bank
     5.125%, 01/15/15                                            1,500            1,404
---------------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                       6,932
---------------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 0.5%
   Campbell Soup
     6.750%, 02/15/11                                              500              522
---------------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                                   522
---------------------------------------------------------------------------------------
   Oil Drilling & Refining -- 2.1%
   ENSCO International
     6.750%, 11/15/07                                            1,000            1,015
   Marathon Oil
     5.375%, 06/01/07                                            1,000              998
---------------------------------------------------------------------------------------
   TOTAL OIL DRILLING & REFINING                                                  2,013
---------------------------------------------------------------------------------------
   Oil Exploration & Production -- 0.8%
   Anadarko Petroleum
     5.000%, 10/01/12                                              850              808
---------------------------------------------------------------------------------------
   TOTAL OIL EXPLORATION & PRODUCTION                                               808
---------------------------------------------------------------------------------------

                                     -----
                                       6
                                     -----

----------------------------
  STATEMENT OF NET ASSETS                              [LIGHTHOUSE LOGO OMITTED]
----------------------------                           JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                             FACE AMOUNT         VALUE
DESCRIPTION                                                     (000)            (000)
---------------------------------------------------------------------------------------
   Retail -- 1.5%
   Target
     5.375%, 06/15/09                                           $  500          $   501
   Wal-Mart Stores
     4.000%, 01/15/10                                            1,000              957
---------------------------------------------------------------------------------------
   TOTAL RETAIL                                                                   1,458
---------------------------------------------------------------------------------------
   Telephones & Telecommunication -- 3.4%
   Alltel
     6.500%, 11/01/13                                            1,000            1,027
   AT&T
     5.875%, 08/15/12                                            1,000              996
   Bell South
     6.000%, 10/15/11                                            1,000            1,007
   Verizon Global Funding
     4.000%, 01/15/08                                              200              196
---------------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                           3,226
---------------------------------------------------------------------------------------
   Utilities -- 0.5%
   Alabama Power, Ser G
     5.375%, 10/01/08                                              500              499
---------------------------------------------------------------------------------------
   TOTAL UTILITIES                                                                  499
---------------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS (COST $26,276)                                          25,553
---------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 16.5%
   U.S. Treasury Bonds
     5.375%, 02/15/31                                            2,740            2,833
     4.500%, 02/15/16                                            2,100            2,023
   U.S. Treasury Notes
     4.250%, 08/15/14                                            4,000            3,813
     4.250%, 11/15/14                                            4,500            4,284
     3.500%, 12/15/09                                            3,000            2,869
---------------------------------------------------------------------------------------
   TOTAL U.S. TREASURY OBLIGATIONS (COST $16,423)                                15,822
---------------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS -- 33.1%
   FHLMC
     7.000%, 12/01/06                                                2                2
     7.000%, 12/01/14                                               10               10
     7.000%, 04/01/15                                               12               12
     5.000%, 01/01/13                                            1,464            1,429
     5.000%, 10/01/16                                              615              597
     4.750%, 01/18/11                                            3,000            2,936
   FHLMC TBA
     5.500%, 08/01/21                                            1,500            1,483
   FHLMC, Ser 2595, Cl AJ
     3.500%, 02/15/14                                              213              210


---------------------------------------------------------------------------------------
                                                             FACE AMOUNT         VALUE
DESCRIPTION                                                     (000)            (000)
---------------------------------------------------------------------------------------
   FNMA
     7.500%, 04/01/15                                           $   --          $    --
     7.500%, 12/01/30                                               33               34
     7.000%, 12/01/06                                                4                4
     7.000%, 07/01/07                                                7                7
     7.000%, 12/01/09                                               10               11
     6.500%, 01/01/32                                              276              281
     6.000%, 08/01/35                                            2,308            2,296
     6.000%, 05/01/36                                            1,476            1,467
     6.000%, 07/01/36                                            1,500            1,491
     5.500%, 06/01/25                                            2,509            2,458
     5.500%, 10/01/34                                              792              771
     5.500%, 02/01/36                                            2,459            2,388
     5.250%, 08/01/12                                            1,000              987
     5.000%, 10/01/18                                              504              491
     5.000%, 12/01/18                                              614              598
     4.500%, 07/01/18                                            1,260            1,207
     4.000%, 09/01/10                                            1,092            1,040
   GNMA
     7.500%, 08/15/12                                               18               19
     7.500%, 09/15/13                                               15               15
     7.500%, 12/20/29                                                5                5
     6.500%, 06/15/08                                                1                1
     6.500%, 10/15/08                                                1                1
     6.500%, 09/15/13                                               45               45
     6.500%, 04/15/14                                               21               22
     6.500%, 03/15/31                                               47               48
     6.500%, 07/15/31                                              418              426
     6.000%, 05/15/28                                                6                6
     6.000%, 02/15/29                                               99              100
     6.000%, 09/15/34                                              837              838
     6.000%, 11/15/34                                              345              346
     6.000%, 12/15/34                                              376              376
     5.500%, 01/15/36                                            1,986            1,944
     5.500%, 04/15/36                                            1,495            1,464
     5.000%, 09/15/17                                              426              418
     5.000%, 12/15/17                                              544              533
     5.000%, 10/15/18                                               48               46
     5.000%, 11/15/18                                               44               43
     5.000%, 01/15/19                                              975              956
     5.000%, 03/15/33                                               76               73
     5.000%, 04/15/33                                               28               26
     5.000%, 06/15/33                                               92               88
     4.500%, 02/15/20                                            1,612            1,553
---------------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS (COST $32,296)              31,602
---------------------------------------------------------------------------------------

                                     -----
                                       7
                                     -----

----------------------------
  STATEMENT OF NET ASSETS
----------------------------
--------------------------------------------------------------------------------

STRATEGIC INCOME BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
                                                             FACE AMOUNT         VALUE
DESCRIPTION                                                     (000)            (000)
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 19.4%
   FFCB
     5.540%, 11/07/16                                           $1,500          $ 1,515
     4.450%, 06/01/15                                            2,500            2,340
   FHLB
     5.349%, 08/25/06 (A)                                        3,000            2,990
     5.250%, 06/10/11                                            1,500            1,498
   FHLB, Ser 598
     4.625%, 11/21/08                                            1,000              987
   FHLB, Ser 7109
     4.000%, 11/13/09                                            2,000            1,929
   FHLMC
     5.250%, 04/18/16                                            1,000              988
     4.375%, 07/17/15                                            3,000            2,788
   FNMA
     6.250%, 05/15/29                                              500              548
     5.500%, 03/15/11                                            1,500            1,513
     5.500%, 04/01/36                                            1,490            1,447
---------------------------------------------------------------------------------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS  (COST $18,954)                      18,543
---------------------------------------------------------------------------------------

FOREIGN GOVERNMENT -- 0.3%
   Province of Manitoba
    4.250%, 11/20/06                                               250              249
---------------------------------------------------------------------------------------
   TOTAL FOREIGN GOVERNMENT (COST $251)                                             249
---------------------------------------------------------------------------------------

CASH EQUIVALENTS (B) -- 4.6%
Federated Prime Cash Obligations Fund, 5.180%                2,049,117            2,049
SEI Daily Income Trust Prime
   Obligations Fund, Cl A, 5.300%                            2,310,948            2,311
---------------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENTS
     (COST $4,360)                                                                4,360
---------------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.6%
     (COST $98,560)                                                              96,129
---------------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (0.6)%
Payable for Investment Securities Purchased                                      (1,477)
Payable for Fund Shares Redeemed                                                    (46)
Investment Advisory Fees Payable                                                    (37)
Administration Fees Payable                                                          (9)
Transfer Agent Fees Payable                                                          (8)
Custodian Fees Payable                                                               (4)
Shareholder Servicing Fees Payable                                                   (3)
Chief Compliance Officer Fees Payable                                                (2)
Other Assets and Liabilities, Net                                                 1,008
---------------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                                 (578)
---------------------------------------------------------------------------------------
   NET ASSETS -- 100.0%                                                         $95,551
---------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                                                                                 VALUE
DESCRIPTION                                                                      (000)
---------------------------------------------------------------------------------------
NET ASSETS:
Paid in Capital (unlimited authorization -- no par value)                       $98,118
Undistributed net investment income                                                  32
Accumulated net realized loss on investments                                       (168)
Net unrealized depreciation on investments                                       (2,431)
---------------------------------------------------------------------------------------

   NET ASSETS                                                                   $95,551
---------------------------------------------------------------------------------------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES
   ($81,617,649 / 5,467,934 SHARES)                                             $ 14.93
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES
   ($13,822,246 / 927,322 SHARES)                                               $ 14.91
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARE ($14.91 / 96.00%)                                              $ 15.53
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C SHARES
   ($111,600 / 7,466 SHARES)                                                    $ 14.95

(A) The rate reported is the effective yield at time of purchase.

(B) Rate shown is the 7-day effective yield as of July 31, 2006.

Cl -- Class

FFCB -- Federal Farm Credit Bank

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

LLC --- Limited Liability Comany

MBIA -- Municipal Bond Investors Assurance

MTN -- Medium Term Note

Ser -- Series

TBA -- To Be Announced

144A --- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2006, the value of these securities amounted to $1,846 (000), representing 1.93% of the net assets of the Fund.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                     -----
                                       8
                                     -----

----------------------------
  STATEMENT OF NET ASSETS                              [LIGHTHOUSE LOGO OMITTED]
----------------------------                           JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VALUE FUND

--------------------------------------------------------------------------------

[Pie Chart Omitted]
Plot points follow:

FINANCIALS                   27.9%
INDUSTRIALS                  21.2%
ENERGY                       13.3%
MATERIALS                     9.7%
UTILITIES                     9.3%
CONSUMER DISCRETIONARY        8.6%
CONSUMER STAPLES              3.4%
HEALTH CARE                   3.2%
TELECOMMUNICATION SERVICES    1.5%
INFORMATION TECHNOLOGY        1.2%
CASH EQUIVALENT               0.7%

% OF TOTAL PORTFOLIO INVESTMENTS

---------------------------------------------------------------------------------------
                                                                                 VALUE
DESCRIPTION                                                     SHARES           (000)
---------------------------------------------------------------------------------------
COMMON STOCK -- 99.3%
   Aerospace & Defense -- 1.2%
     Rockwell Collins                                           26,000         $  1,388
---------------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                      1,388
---------------------------------------------------------------------------------------
   Agriculture -- 3.5%
     Archer-Daniels-Midland                                     51,000            2,244
     Monsanto                                                   40,000            1,720
---------------------------------------------------------------------------------------
   TOTAL AGRICULTURE                                                              3,964
---------------------------------------------------------------------------------------
   Automotive -- 3.0%
     Johnson Controls                                           23,000            1,766
     Paccar                                                     20,000            1,615
---------------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                               3,381
---------------------------------------------------------------------------------------

   Banks -- 10.3%
     IndyMac Bancorp                                            38,000            1,606
     JPMorgan Chase                                             39,000            1,779
     Keycorp                                                    30,000            1,107
     PNC Financial Services Group                               22,000            1,558
     State Street                                               26,000            1,562
     US Bancorp                                                 48,000            1,536


---------------------------------------------------------------------------------------
                                                                                 VALUE
DESCRIPTION                                                     SHARES           (000)
---------------------------------------------------------------------------------------

   Banks -- continued
     Wachovia                                                   23,000         $  1,234
     Washington Mutual                                          29,000            1,296
---------------------------------------------------------------------------------------
   TOTAL BANKS                                                                   11,678
---------------------------------------------------------------------------------------
   Chemicals -- 1.4%
     Rohm & Haas                                                34,000            1,568
---------------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                                1,568
---------------------------------------------------------------------------------------
   Coal Mining -- 2.2%
     Peabody Energy                                             50,000            2,495
---------------------------------------------------------------------------------------
   TOTAL COAL MINING                                                              2,495
---------------------------------------------------------------------------------------
   Consumer Products -- 1.5%
     Newell Rubbermaid                                          64,000            1,687
---------------------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS                                                        1,687
---------------------------------------------------------------------------------------
   Drugs -- 3.2%
     Merck                                                      48,000            1,933
     Wyeth                                                      34,000            1,648
---------------------------------------------------------------------------------------
   TOTAL DRUGS                                                                    3,581
---------------------------------------------------------------------------------------
   Electrical Utilities -- 9.3%
     Allegheny Energy*                                          45,000            1,847
     Alliant Energy                                             50,000            1,809
     FirstEnergy                                                31,000            1,736
     MDU Resources Group                                        61,500            1,516
     PPL                                                        44,000            1,497
     TXU                                                        34,000            2,184
---------------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                                                    10,589
---------------------------------------------------------------------------------------
   Financial Services -- 9.3%
     Bear Stearns                                               10,000            1,419
     CIT Group                                                  28,000            1,285
     Citigroup                                                  34,000            1,643
     Goldman Sachs Group                                        10,000            1,528
     Lehman Brothers Holdings                                   22,000            1,429
     Merrill Lynch                                              22,000            1,602
     Morgan Stanley                                             25,000            1,662
---------------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                      10,568
---------------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 3.4%
     Campbell Soup                                              50,000            1,834
     Reynolds American                                          16,000            2,029
---------------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                                 3,863
---------------------------------------------------------------------------------------
                                     -----
                                       9
                                     -----



----------------------------
  STATEMENT OF NET ASSETS
----------------------------
--------------------------------------------------------------------------------

VALUE FUND

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                                                                                 VALUE
DESCRIPTION                                                     SHARES           (000)
---------------------------------------------------------------------------------------
  Gas & Natural Gas -- 2.9%
     AGL Resources                                              36,000          $ 1,405
     Questar                                                    21,000            1,860
---------------------------------------------------------------------------------------
   TOTAL GAS & NATURAL GAS                                                        3,265
---------------------------------------------------------------------------------------
   Industrials -- 5.4%
     Cummins                                                    16,000            1,872
     Emerson Electric                                           19,000            1,499
     Nucor                                                      52,000            2,765
---------------------------------------------------------------------------------------
   TOTAL INDUSTRIALS                                                              6,136
---------------------------------------------------------------------------------------
   Insurance -- 8.3%
     Chubb                                                      30,000            1,513
     Hartford Financial Services Group                          18,000            1,527
     Lincoln National                                           28,000            1,587
     Metlife                                                    30,000            1,560
     Safeco                                                     31,000            1,665
     WR Berkley                                                 42,000            1,512
---------------------------------------------------------------------------------------
   TOTAL INSURANCE                                                                9,364
---------------------------------------------------------------------------------------
   Manufacturing -- 3.6%
     Dover                                                      35,000            1,650
     Illinois Tool Works                                        32,000            1,463
     Ingersoll-Rand Ltd., Cl A                                  26,000              931
---------------------------------------------------------------------------------------
   TOTAL MANUFACTURING                                                            4,044
---------------------------------------------------------------------------------------
   Metals & Mining -- 6.1%
     Joy Global                                                 34,000            1,276
     Phelps Dodge                                               28,000            2,445
     Precision Castparts                                        32,000            1,909
     Vulcan Materials                                           19,000            1,272
---------------------------------------------------------------------------------------
   TOTAL METALS & MINING                                                          6,902
---------------------------------------------------------------------------------------
   Miscellaneous Business Services -- 3.0%
     Manpower                                                   29,000            1,725
     MoneyGram International                                    56,000            1,716
---------------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                          3,441
---------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                                                                                 VALUE
DESCRIPTION                                                     SHARES           (000)
---------------------------------------------------------------------------------------
   Oil Drilling & Refining -- 2.9%
     BJ Services                                                45,000          $ 1,632
     Tidewater                                                  35,000            1,670
---------------------------------------------------------------------------------------
   TOTAL OIL DRILLING & REFINING                                                  3,302
---------------------------------------------------------------------------------------
   Petroleum & Fuel Products -- 3.2%
     Anadarko Petroleum                                         35,000            1,601
     Occidental Petroleum                                       19,000            2,047
---------------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                                3,648
---------------------------------------------------------------------------------------
   Petroleum Refining -- 4.3%
     ConocoPhillips                                             42,035            2,885
     Marathon Oil                                               22,000            1,994
---------------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                                       4,879
---------------------------------------------------------------------------------------
   Retail -- 7.1%
     Federated Department Stores                                46,000            1,615
     JC Penney                                                  28,000            1,763
     McDonald's                                                 42,000            1,486
     Nordstrom                                                  42,000            1,441
     Office Depot*                                              49,000            1,766
---------------------------------------------------------------------------------------
   TOTAL RETAIL                                                                   8,071
---------------------------------------------------------------------------------------
   Telephones & Telecommunication -- 1.5%
AT&T                                                            55,000            1,650
---------------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                           1,650
---------------------------------------------------------------------------------------
   Transportation Services -- 2.7%
     FedEx                                                      15,000            1,570
     Norfolk Southern                                           35,000            1,520
---------------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                                  3,090
---------------------------------------------------------------------------------------
   TOTAL COMMON STOCK (COST $87,434)                                            112,554
---------------------------------------------------------------------------------------

CASH EQUIVALENT (A) -- 0.7%
     SEI Daily Income Trust Prime Obligations
     Fund, Cl A, 5.300%                                        746,011              746
---------------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENT (COST $746)                                                746
---------------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.0% (COST $88,180)                                   113,300
---------------------------------------------------------------------------------------

                                     -----
                                       10
                                     -----




                                                       [LIGHTHOUSE LOGO OMITTED]
                                                       JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                                                                                 VALUE
DESCRIPTION                                                                      (000)
---------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Investment Advisory Fees Payable                                               $    (76)
Payable for Fund Shares Redeemed                                                    (69)
Administration Fees Payable                                                         (11)
Shareholder Servicing Fees Payable                                                   (8)
Transfer Agent Fees Payable                                                          (8)
Custodian Fees Payable                                                               (5)
Chief Compliance Officer Fees Payable                                                (3)
Distribution Fees Payable                                                            (1)
Trustees' Fees Payable                                                               (1)
Other Assets and Liabilities, Net                                                   226
---------------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                                   44
---------------------------------------------------------------------------------------
   NET ASSETS -- 100.0%                                                        $113,344
---------------------------------------------------------------------------------------

NET ASSETS:
Paid in Capital (unlimited authorization -- no par value)                      $ 80,793
Undistributed net investment income                                                  18
Accumulated net realized gain on investments                                      7,413
Net unrealized appreciation on investments                                       25,120
---------------------------------------------------------------------------------------
   NET ASSETS                                                                  $113,344
---------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES
   ($70,609,988 / 2,813,836 SHARES)                                              $25.09
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES
   ($41,759,349 / 1,668,564 SHARES)                                              $25.03
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($25.03 / 94.75%)                                              $26.42
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C SHARES
   ($974,433 / 39,556 SHARES)                                                    $24.63

* Non-income producing security.

(A) Rate shown is the 7-day effective yield as of July 31, 2006.

Cl -- Class

Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.


                                     -----
                                       11
                                     -----



----------------------------
  STATEMENT OF NET ASSETS
----------------------------
--------------------------------------------------------------------------------

GROWTH FUND

--------------------------------------------------------------------------------

[Pie Chart Omitted]
Plot points follow:

Information Technology     27.4%
Consumer Discretionary     22.1%
Health Care                12.3%
Industrials                12.3%
Energy                     11.6%
Financials                  6.8%
Telecommunication Services  3.2%
Cash Equivalent             2.5%
Consumer Staples            1.8%

% OF TOTAL PORTFOLIO INVESTMENTS

---------------------------------------------------------------------------------------
                                                                                 VALUE
DESCRIPTION                                                     SHARES           (000)
---------------------------------------------------------------------------------------
COMMON STOCK -- 97.6%
   Aerospace & Defense -- 1.2%
     United Technologies                                        14,000           $  871
---------------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                        871
---------------------------------------------------------------------------------------
   Automotive -- 1.6%
     Harsco                                                     15,000            1,209
---------------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                               1,209
---------------------------------------------------------------------------------------
   Communications Equipment -- 2.5%
     Corning*                                                   51,000              972
     L-3 Communications Holdings                                12,000              884
---------------------------------------------------------------------------------------
   TOTAL COMMUNICATIONS EQUIPMENT                                                 1,856
---------------------------------------------------------------------------------------
   Computer Software -- 1.8%
     Transaction Systems Architects*                            37,000            1,370
---------------------------------------------------------------------------------------
   TOTAL COMPUTER SOFTWARE                                                        1,370
---------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                                                                                 VALUE
DESCRIPTION                                                     SHARES           (000)
---------------------------------------------------------------------------------------

   Computers & Services -- 9.3%
     Apple Computer*                                            20,000           $1,359
     Cisco Systems*                                             60,000            1,071
     Hewlett-Packard                                            35,000            1,117
     International Business Machines                            14,000            1,084
     International Game Technology                              31,000            1,199
     Western Digital*                                           60,000            1,052
---------------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                                     6,882
---------------------------------------------------------------------------------------
   Drugs -- 1.5%
     King Pharmaceuticals*                                      65,000            1,106
---------------------------------------------------------------------------------------
   TOTAL DRUGS                                                                    1,106
---------------------------------------------------------------------------------------
   Electronic Components & Equipment -- 4.2%
     Agilent Technologies*                                      33,000              938
     Amphenol, Cl A                                             21,000            1,178
     Molex                                                      32,000            1,015
---------------------------------------------------------------------------------------
   TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                                        3,131
---------------------------------------------------------------------------------------
   Entertainment -- 1.6%
     Walt Disney                                                40,000            1,187
---------------------------------------------------------------------------------------
   TOTAL ENTERTAINMENT                                                            1,187
---------------------------------------------------------------------------------------
   Financial Services -- 5.0%
     Capital One Financial                                      15,000            1,160
     E*Trade Financial*                                         57,000            1,329
     Franklin Resources                                         13,000            1,189
---------------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                       3,678
---------------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 1.8%
     Hormel Foods                                               35,000            1,320
---------------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                                 1,320
---------------------------------------------------------------------------------------
   Hotels & Lodging -- 1.3%
     Hilton Hotels                                              41,000              981
---------------------------------------------------------------------------------------
   TOTAL HOTELS & LODGING                                                           981
---------------------------------------------------------------------------------------
   Insurance -- 1.8%
     Prudential Financial                                       17,000            1,337
---------------------------------------------------------------------------------------
   TOTAL INSURANCE                                                                1,337
---------------------------------------------------------------------------------------

                                     -----
                                       12
                                     -----




                                                       [LIGHTHOUSE LOGO OMITTED]
                                                       JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH FUND

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                                                                                 VALUE
DESCRIPTION                                                     SHARES           (000)
---------------------------------------------------------------------------------------
   Machinery -- 4.4%
     Caterpillar                                                16,000          $ 1,134
     Deere                                                      15,000            1,088
     Kennametal                                                 19,000            1,012
---------------------------------------------------------------------------------------
   TOTAL MACHINERY                                                                3,234
---------------------------------------------------------------------------------------
   Manufacturing -- 1.4%
     Timken                                                     33,000            1,063
---------------------------------------------------------------------------------------
   TOTAL MANUFACTURING                                                            1,063
---------------------------------------------------------------------------------------
   Medical Products & Services -- 10.8%
     Advanced Medical Optics*                                   23,000            1,133
     Becton Dickinson                                           19,000            1,253
     Express Scripts*                                           15,000            1,155
     Health Net*                                                25,000            1,049
     Intuitive Surgical*                                        10,000              952
     Laboratory of America Holdings*                            19,000            1,224
     VCA Antech*                                                37,000            1,294
---------------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                              8,060
---------------------------------------------------------------------------------------
   Oil Drilling & Refining -- 6.1%
     Baker Hughes                                               15,000            1,199
     ENSCO International                                        22,000            1,017
     Halliburton                                                30,000            1,001
     Weatherford International Ltd.*                            28,000            1,311
---------------------------------------------------------------------------------------
   TOTAL OIL DRILLING & REFINING                                                  4,528
---------------------------------------------------------------------------------------
   Petroleum & Fuel Products -- 2.0%
     XTO Energy                                                 31,000            1,457
---------------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                                1,457
---------------------------------------------------------------------------------------
   Petroleum Refining -- 3.6%
     Chevron                                                    15,000              986
     Valero Energy                                              25,000            1,686
---------------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                                       2,672
---------------------------------------------------------------------------------------
   Retail -- 19.2%
     AnnTaylor Stores*                                          34,000            1,396
     Best Buy                                                   25,000            1,133
     Brinker International                                      29,000              940
     Circuit City Stores                                        46,000            1,127
     Darden Restaurants                                         32,000            1,082


---------------------------------------------------------------------------------------
                                                                                 VALUE
DESCRIPTION                                                     SHARES           (000)
---------------------------------------------------------------------------------------
   Retail -- continued
     GameStop, Cl A*                                            25,000          $ 1,040
     Home Depot                                                 26,000              902
     Kohl's*                                                    20,000            1,132
     Lowe's                                                     36,000            1,021
     MSC Industrial Direct, Cl A                                25,000            1,031
     Polo Ralph Lauren                                          21,000            1,198
     Safeway                                                    46,000            1,292
     Staples                                                    45,000              973
---------------------------------------------------------------------------------------
   TOTAL RETAIL                                                                  14,267
---------------------------------------------------------------------------------------
   Semi-Conductors & Instruments -- 9.6%
     Advanced Micro Devices*                                    34,000              659
     Broadcom, Cl A*                                            30,000              720
     Integrated Device Technology*                              83,000            1,284
     Lam Research*                                              27,000            1,123
     MEMC Electronic Materials*                                 35,000            1,065
     Novellus Systems*                                          47,000            1,190
     Nvidia*                                                    50,000            1,106
---------------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                            7,147
---------------------------------------------------------------------------------------
   Services -- 1.2%
     Robert Half International                                  28,000              906
---------------------------------------------------------------------------------------
   TOTAL SERVICES                                                                   906
---------------------------------------------------------------------------------------
   Telephones & Telecommunication -- 3.2%
     BellSouth                                                  30,000            1,175
     Harris                                                     27,000            1,230
---------------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                           2,405
---------------------------------------------------------------------------------------
   Transportation Services -- 2.5%
     Burlington Northern Santa Fe                               15,000            1,034
     Con-way                                                    17,000              842
---------------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                                  1,876
---------------------------------------------------------------------------------------
   TOTAL COMMON STOCK (COST $67,168)                                             72,543
---------------------------------------------------------------------------------------

CASH EQUIVALENT (A) -- 2.5%
     SEI Daily Income Trust Prime Obligations
       Fund, Cl A, 5.300%                                    1,841,057            1,841
---------------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENT (COST $1,841)                                            1,841
---------------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.1% (COST $69,009)                                    74,384
---------------------------------------------------------------------------------------

                                     -----
                                       13
                                     -----



----------------------------
  STATEMENT OF NET ASSETS
----------------------------
--------------------------------------------------------------------------------

GROWTH FUND (CONCLUDED)

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                                                                                 VALUE
DESCRIPTION                                                                      (000)
---------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%
Investment Advisory Fees Payable                                                $   (50)
Payable for Capital Shares Redeemed                                                 (46)
Transfer Agent Fees Payable                                                          (8)
Administration Fees Payable                                                          (7)
Shareholder Servicing Fees Payable                                                   (6)
Custodian Fees Payable                                                               (3)
Chief Compliance Officer Fees Payable                                                (2)
Other Assets and Liabilities, Net                                                    78
---------------------------------------------------------------------------------------
   TOTAL OTHER ASSETS AND LIABILITIES                                               (44)
---------------------------------------------------------------------------------------
   NET ASSETS -- 100.0%                                                         $74,340
---------------------------------------------------------------------------------------
NET ASSETS:

Paid in Capital (unlimited authorization -- no par value)                       $57,661
Accumulated net investment loss                                                     (93)
Accumulated net realized gain on investments                                     11,397
Net unrealized appreciation on investments                                        5,375
---------------------------------------------------------------------------------------
   NET ASSETS                                                                   $74,340
---------------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- TRUST CLASS SHARES
   ($44,755,883 / 2,450,092 SHARES)                                              $18.27
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES
   ($29,058,640 / 1,610,386 SHARES)                                              $18.04
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($18.04 / 94.75%)                                              $19.04
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS C SHARES
   ($525,899 / 30,368)                                                           $17.32

* Non-income producing security.

(A) Rate shown is the 7-day effective yield as of July 31, 2006.

Cl -- Class

Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.


                                     -----
                                       14
                                     -----



----------------------------
  STATEMENT OF NET ASSETS                              [LIGHTHOUSE LOGO OMITTED]
----------------------------                           JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

BURKENROAD FUND

--------------------------------------------------------------------------------

[Pie Chart Omitted]
Plot points follow:

Energy                   26.8%
Financials               16.4%
Materials                15.9%
Industrials              13.6%
Consumer Staples         13.2%
Information Technology    6.8%
Health Care               3.5%
Utilities                 2.1%
Cash Equivalent           1.7%

% OF TOTAL PORTFOLIO INVESTMENTS

---------------------------------------------------------------------------------------
                                                                                 VALUE
DESCRIPTION                                                     SHARES           (000)
---------------------------------------------------------------------------------------

COMMON STOCK -- 98.2%
   Aerospace & Defense -- 1.7%
     Armor Holdings*                                             7,000          $   362
---------------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                        362
---------------------------------------------------------------------------------------
   Banks -- 6.4%
     Alabama National Bancorporation                             7,000              474
     IBERIABANK                                                  8,000              460
     Midsouth Bancorp                                            8,470              247
     Teche Holding                                               4,000              200
---------------------------------------------------------------------------------------
   TOTAL BANKS                                                                    1,381
---------------------------------------------------------------------------------------
   Building & Construction -- 6.9%
     Craftmade International                                    17,000              280
     Lennox International                                       15,000              342
     NCI Building Systems*                                      10,000              467
     US Concrete*                                               45,000              392
---------------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                                  1,481
---------------------------------------------------------------------------------------
   Commercial Services -- 2.0%
     Team*                                                      17,000              420
---------------------------------------------------------------------------------------
   TOTAL COMMERCIAL SERVICES                                                        420
---------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                                                                                 VALUE
DESCRIPTION                                                     SHARES           (000)
---------------------------------------------------------------------------------------

   Computers & Services -- 2.1%
     Computer Programs & Systems                                12,000          $   443
---------------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                                       443
---------------------------------------------------------------------------------------
   Correctional Institutions -- 2.9%
     Geo Group*                                                 15,000              618
---------------------------------------------------------------------------------------
   TOTAL CORRECTIONAL INSTITUTIONS                                                  618
---------------------------------------------------------------------------------------
   Drugs -- 1.9%
     Sciele Pharma*                                             20,000              409
---------------------------------------------------------------------------------------
   TOTAL DRUGS                                                                      409
---------------------------------------------------------------------------------------
   Financial Services -- 2.2%
     First Cash Financial Services*                             25,000              476
---------------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                         476
---------------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 3.5%
     National Beverage*                                         30,000              494
     Sanderson Farms                                            10,000              259
---------------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                                   753
---------------------------------------------------------------------------------------
   Forestry -- 1.6%
     Deltic Timber                                               7,000              346
---------------------------------------------------------------------------------------
   TOTAL FORESTRY                                                                   346
---------------------------------------------------------------------------------------
   Gas & Natural Gas -- 2.1%
     EnergySouth                                                14,000              451
---------------------------------------------------------------------------------------
   TOTAL GAS & NATURAL GAS                                                          451
---------------------------------------------------------------------------------------
   Insurance -- 1.9%
     Infinity Property & Casualty                               10,000              411
---------------------------------------------------------------------------------------
   TOTAL INSURANCE                                                                  411
---------------------------------------------------------------------------------------
   Leasing & Renting -- 1.7%
     Aaron Rents                                                15,000              362
---------------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                                          362
---------------------------------------------------------------------------------------
   Medical Products & Services -- 1.6%
     Pediatrix Medical Group*                                    8,000              339
---------------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                                339
---------------------------------------------------------------------------------------

                                     -----
                                       15
                                     -----



----------------------------
  STATEMENT OF NET ASSETS
----------------------------
--------------------------------------------------------------------------------

BURKENROAD FUND

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                                                                                 VALUE
DESCRIPTION                                                     SHARES           (000)
---------------------------------------------------------------------------------------
   Metals & Mining -- 7.3%
     Chaparral Steel*                                            3,000          $   211
     Commercial Metals                                          22,000              499
     Encore Wire*                                               13,000              461
     Quanex                                                     11,000              399
---------------------------------------------------------------------------------------
   TOTAL METALS & MINING                                                          1,570
---------------------------------------------------------------------------------------
   Office Furniture & Fixtures -- 2.0%
     Global Imaging Systems*                                    10,000              423
---------------------------------------------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES                                                423
---------------------------------------------------------------------------------------
   Petroleum & Fuel Products -- 26.8%
     Cabot Oil & Gas                                             8,000              422
     Callon Petroleum*                                          25,000              466
     Cimarex Energy                                              5,000              204
     Denbury Resources*                                         14,000              485
     Energy Partners Ltd.*                                      17,000              309
     Gulf Island Fabrication                                    13,000              322
     Hornbeck Offshore Services*                                13,000              452
     Hydril*                                                     6,000              416
     Lone Star Technologies*                                     7,000              330
     NATCO Group, Cl A*                                         12,000              456
     PetroHawk Energy*                                          35,000              410
     Petroquest Energy*                                         40,000              468
     RPC                                                        20,000              460
     Superior Energy Services*                                  16,000              548
---------------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                                5,748
---------------------------------------------------------------------------------------
   Real Estate Investment Trust -- 3.7%
     EastGroup Properties                                        8,000              376
     Parkway Properties                                          9,000              409
---------------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUST                                               785
---------------------------------------------------------------------------------------
   Research & Development -- 1.1%
     Shaw Group*                                                12,000              248
---------------------------------------------------------------------------------------
   TOTAL RESEARCH & DEVELOPMENT                                                     248
---------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
                                                                                 VALUE
DESCRIPTION                                                     SHARES           (000)
---------------------------------------------------------------------------------------
   Retail -- 9.7%
     Hibbett Sporting Goods*                                    20,000          $   395
     Landry's Restaurants                                        9,000              255
     MarineMax*                                                 15,000              316
     Pool                                                       10,000              389
     Sonic*                                                     21,000              413
     Stein Mart                                                 17,000              219
     Tuesday Morning                                             6,000               87
---------------------------------------------------------------------------------------
   TOTAL RETAIL                                                                   2,074
---------------------------------------------------------------------------------------
   Semi-Conductors & Instruments -- 1.9%
     Benchmark Electronics*                                     17,000              414
---------------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                              414
---------------------------------------------------------------------------------------
   Services -- 1.9%
     Gevity HR                                                  18,000              400
---------------------------------------------------------------------------------------
   SERVICES                                                                         400
---------------------------------------------------------------------------------------
   Transportation Services -- 3.2%
     Frozen Food Express Industries*                            20,000              183
     Kirby*                                                     16,000              514
---------------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                                    697
---------------------------------------------------------------------------------------
   Utilities -- 2.1%
     Cleco                                                      18,000              445
---------------------------------------------------------------------------------------
   TOTAL UTILITIES                                                                  445
---------------------------------------------------------------------------------------
   TOTAL COMMON STOCK (COST $17,485)                                             21,056
---------------------------------------------------------------------------------------

CASH EQUIVALENTS (A) -- 1.7%
     Federated Prime Cash Obligations Fund, 5.180%             200,573              201
     SEI Daily Income Trust Prime Obligations
     Fund, Cl A, 5.300%                                        163,470              163
---------------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENTS (COST $364)                                               364
---------------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.9% (COST $17,849)                                     21,420
---------------------------------------------------------------------------------------

                                     -----
                                       16
                                     -----




                                                       [LIGHTHOUSE LOGO OMITTED]
                                                       JULY 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

BURKENROAD FUND (CONCLUDED)

--------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
                                                                                 VALUE
DESCRIPTION                                                                      (000)
---------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.1%
Payable for Fund Shares Redeemed                                                $   (22)
Investment Advisory Fees Payable                                                    (12)
Shareholder Servicing Fees Payable                                                   (7)
Transfer Agent Fees Payable                                                          (5)
Administration Fees Payable                                                          (2)
Distribution Fees Payable                                                            (1)
Other Assets and Liabilities, Net                                                    65
---------------------------------------------------------------------------------------
TOTAL OTHER ASSETS AND LIABILITIES                                                   16
---------------------------------------------------------------------------------------
   NET ASSETS -- 100.0%                                                         $21,436
---------------------------------------------------------------------------------------

NET ASSETS:
Paid in Capital (unlimited authorization -- no par value)                       $18,192
Accumulated net investment loss                                                     (26)
Accumulated net realized loss on investments                                       (301)
Net unrealized appreciation on investments                                        3,571
---------------------------------------------------------------------------------------
   NET ASSETS                                                                   $21,436
---------------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A SHARES
   ($15,161,725 / 537,980 SHARES)                                                $28.18
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS A SHARES ($28.18 / 94.75%)                                              $29.74
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS D SHARES
   ($6,273,906 / 224,470 SHARES)                                                 $27.95

* Non-income producing security.

(A) Rate shown is the 7-day effective yield as of July 31, 2006.

Cl -- Class

Ltd. -- Limited

The accompanying notes are an integral part of the financial statements.

                                     -----
                                       17
                                     -----

                                   This page intentionally left blank.

------------------------------------                                                            [Lighthouse Logo Omitted]
  STATEMENTS OF OPERATIONS (000)
------------------------------------                                   For the six months ended July 31, 2006 (Unaudited)
-------------------------------------------------------------------------------------------------------------------------
                                                          TREASURY
                                                          SECURITIES      STRATEGIC
                                         PRIME MONEY     MONEY MARKET      INCOME        VALUE      GROWTH     BURKENROAD
                                         MARKET FUND*        FUND         BOND FUND      FUND        FUND         FUND
                                         ------------    ------------    ----------    ---------   --------    ----------
INVESTMENT INCOME:
   Interest income                           $691          $8,595         $ 2,110       $   --     $    --      $    --
   Dividend income                             --              --             113        1,076         308          132
                                             ----          ------         -------       ------     -------      -------
   TOTAL INVESTMENT INCOME                    691           8,595           2,223        1,076         308          132
                                             ----          ------         -------       ------     -------      -------
EXPENSES:
   Investment advisory fees                    28             731             276          435         301           98
   Administration fees                          8             207              52           61          43           12
   Shareholder servicing fees -
     Institutional Sweep Class                n/a             127             n/a          n/a         n/a          n/a
   Shareholder servicing fees - Class A       n/a             182              16           48          36           18
   Shareholder servicing fees - Class C       n/a             n/a              --            1           1          n/a
   Shareholder servicing fees - Class D       n/a             n/a             n/a          n/a         n/a            8
   12b-1 fees - Class A                       n/a             182              --           --          --           --
   12b-1 fees - Class C                       n/a             n/a              --            3           2          n/a
   12b-1 fees - Class D                       n/a             n/a             n/a          n/a         n/a            8
   Transfer agent fees                         10              31              31           31          31           20
   Custodian fees                               4              55              14           16          11            1
   Chief Compliance Officer fees                1               6               2            2           1           --
   Professional fees                            7              78              20           24          17            5
   Printing fees                                2              22               6            7           5            1
   Registration fees                            1               5               3            5           4           12
   Trustees' fees                               1              10               2            3           2            1
   Offering costs                               8              --              --           --          --           --
   Insurance and other expenses                 1              16               8            4           2            1
                                             ----          ------         -------       ------     -------      -------
   Total Expenses                              71           1,652             430          640         456          185
   Less:  Investment advisory fees waived     (28)           (101)            (69)          --          (2)         (33)
          Reimbursement of Expenses by
            Investment Advisors               (10)             --              --           --          --           --
                                             ----          ------         -------       ------     -------      -------
   TOTAL NET EXPENSES                          33           1,551             361          640         454          152
                                             ----          ------         -------       ------     -------      -------
     NET INVESTMENT INCOME (LOSS)             658           7,044           1,862          436        (146)         (20)
                                             ----          ------         -------       ------     -------      -------
   Net realized gain (loss) from security
     transactions                              --              --             (33)       7,326       6,725          247
   Net change in unrealized
     depreciation on investments               --              --          (1,154)      (4,237)    (13,960)      (1,134)
                                             ----          ------         -------       ------     -------      -------
   NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS                --              --          (1,187)       3,089      (7,235)        (887)
                                             ----          ------         -------       ------     -------      -------
   INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS               $658          $7,044         $   675       $3,525     $(7,381)     $  (907)
                                             ----          ------         -------       ------     -------      -------
* Commenced operations on February 1, 2006.
"n/a" designates that the Fund does not offer this class.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                     -----
                                       19
                                     -----

--------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS (000)                                                                 [LIGHTHOUSE LOGO OMITTED]
--------------------------------------------  FOR THE SIX MONTHS ENDED JULY 31, 2006 (UNAUDITED) AND THE YEAR ENDED JANUARY 31, 2006
------------------------------------------------------------------------------------------------------------------------------------


                                                              PRIME MONEY                TREASURY SECURITIES
                                                               MARKET FUND                  MONEY MARKET FUND
                                                          ----------------------      ----------------------------
                                                                02/01/06*               02/01/06        02/01/05
                                                               TO 07/31/06             TO 07/31/06     TO 01/31/06
------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT ACTIVITIES:
   Net investment income (loss)                                 $    658               $   7,044        $   9,005
   Net realized gain (loss) from security transactions                --                      --               --
   Net change in unrealized appreciation (depreciation)
     on investments                                                   --                      --               --
                                                                --------               ---------        ---------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                                 658                   7,044            9,005
                                                                --------               ---------        ---------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                                              n/a                  (2,447)          (3,055)
     Institutional Class Shares                                     (658)                    n/a              n/a
     Institutional Sweep Class Shares                                n/a                  (1,944)          (3,285)
     Class A Shares                                                  n/a                  (2,653)          (2,665)
     Class C Shares                                                  n/a                     n/a              n/a
   Realized Gains:
     Trust Class Shares                                               --                      --               --
     Class A Shares                                                  n/a                      --               --
     Class C Shares                                                  n/a                     n/a              n/a
                                                                --------               ---------        ---------
   TOTAL DIVIDENDS AND DISTRIBUTIONS                                (658)                 (7,044)          (9,005)
                                                                --------               ---------        ---------
CAPITAL SHARE TRANSACTIONS (1):
     Trust Class Shares:
       Shares issued                                                 n/a                 190,604          308,574
       Shares reinvested                                             n/a                     70                63
       Shares redeemed                                               n/a                (189,323)        (335,165)
                                                                --------               ---------        ---------
     TOTAL TRUST CLASS SHARES TRANSACTIONS                           n/a                   1,351          (26,528)
                                                                --------               ---------        ---------
     Institutional Class Shares:
       Shares issued                                              41,487                     n/a              n/a
       Shares reinvested                                             n/a                     n/a              n/a
       Shares redeemed                                           (12,215)                    n/a              n/a
                                                                --------               ---------        ---------
     TOTAL INSTITUTIONAL CLASS SHARES TRANSACTIONS                29,272                     n/a              n/a
                                                                --------               ---------        ---------
     Institutional Sweep Class Shares:
       Shares issued                                                 n/a                 424,029          767,182
       Shares reinvested                                             n/a                     111              115
       Shares redeemed                                               n/a                (477,536)        (760,748)
                                                                --------               ---------        ---------
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES TRANSACTIONS             n/a                 (53,396)           6,549
                                                                --------               ---------        ---------
     Class A Shares:
       Shares issued                                                 n/a                 209,734          479,482
       Shares reinvested                                             n/a                     460              508
       Shares redeemed                                               n/a                (167,967)        (448,162)
                                                                --------               ---------        ---------
     TOTAL CLASS A SHARES TRANSACTIONS                               n/a                  42,227           31,828
                                                                --------               ---------        ---------
     Class C Shares:
       Shares issued                                                 n/a                     n/a              n/a
       Shares reinvested                                             n/a                     n/a              n/a
       Redemption Fees                                               n/a                     n/a              n/a
       Shares redeemed                                               n/a                     n/a              n/a
                                                                --------               ---------        ---------
     TOTAL CLASS C SHARES TRANSACTIONS                               n/a                     n/a              n/a
                                                                --------               ---------        ---------
     TOTAL INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
       SHARE TRANSACTIONS                                         29,272                  (9,818)          11,849
                                                                --------               ---------        ---------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                    29,272                  (9,818)          11,849
NET ASSETS:
   Beginning of period                                                --                 425,543          413,694
                                                                --------               ---------        ---------
   End of period                                                $ 29,272               $ 415,725        $ 425,543
                                                                ========               =========        =========
   Undistributed net investment income (Accumulated net
     investment loss/Distributions in excess of net
     investment income)                                         $     --               $      --        $      --
                                                                ========               =========        =========


                                                                  STRATEGIC INCOME
                                                                       BOND FUND                          VALUE FUND
                                                              ---------------------------        ----------------------------
                                                                02/01/06       02/01/05            02/01/06        02/01/05
                                                               TO 07/31/06    TO 01/31/06         TO 07/31/06     TO 01/31/06
------------------------------------------------------------------------------------------------------------------------------------
 INVESTMENT ACTIVITIES:
   Net investment income (loss)                                  $ 1,862        $ 2,956            $    436         $    971
   Net realized gain (loss) from security transactions               (33)           (27)              7,326            5,150
   Net change in unrealized appreciation (depreciation)
     on investments                                               (1,154)        (2,112)             (4,237)           8,652
                                                                 -------        -------            --------         --------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                                 675            817               3,525           14,773
                                                                 -------        -------            --------         --------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                                           (1,592)        (2,643)               (284)            (734)
     Institutional Class Shares                                      n/a            n/a                 n/a              n/a
     Institutional Sweep Class Shares                                n/a            n/a                 n/a              n/a
     Class A Shares                                                 (246)          (352)               (114)            (252)
     Class C Shares                                                   (2)            (4)                 --               (2)
   Realized Gains:
     Trust Class Shares                                               --             --                  --           (4,504)
     Class A Shares                                                   --             --                  --           (2,241)
     Class C Shares                                                   --             --                  --              (50)
                                                                 -------        -------            --------         --------
   TOTAL DIVIDENDS AND DISTRIBUTIONS                              (1,840)        (2,999)               (398)          (7,783)
                                                                 -------        -------            --------         --------
CAPITAL SHARE TRANSACTIONS (1):
     Trust Class Shares:
       Shares issued                                              14,684         20,107              11,100           11,067
       Shares reinvested                                             195            222                  37            2,874
       Shares redeemed                                            (9,602)        (8,926)            (11,176)          (8,282)
                                                                 -------        -------            --------         --------
     TOTAL TRUST CLASS SHARES TRANSACTIONS                         5,277         11,403                 (39)           5,659
                                                                 -------        -------            --------         --------
     Institutional Class Shares:
       Shares issued                                                 n/a            n/a                 n/a              n/a
       Shares reinvested                                             n/a            n/a                 n/a              n/a
       Shares redeemed                                               n/a            n/a                 n/a              n/a
                                                                 -------        -------            --------         --------
     TOTAL INSTITUTIONAL CLASS SHARES TRANSACTIONS                   n/a            n/a                 n/a              n/a
                                                                 -------        -------            --------         --------
     Institutional Sweep Class Shares:
       Shares issued                                                 n/a            n/a                 n/a              n/a
       Shares reinvested                                             n/a            n/a                 n/a              n/a
       Shares redeemed                                               n/a            n/a                 n/a              n/a
                                                                 -------        -------            --------         --------
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES TRANSACTIONS             n/a            n/a                 n/a              n/a
                                                                 -------        -------            --------         --------
     Class A Shares:
       Shares issued                                               2,481          7,142               9,184           14,828
       Shares reinvested                                             244            349                 113            2,474
       Shares redeemed                                            (1,396)        (2,597)             (3,617)          (3,861)
                                                                 -------        -------            --------         --------
     TOTAL CLASS A SHARES TRANSACTIONS                             1,329          4,894               5,680           13,441
                                                                 -------        -------            --------         --------
     Class C Shares:
       Shares issued                                                   2             25                 212              212
       Shares reinvested                                               1              3                  --               47
       Redemption Fees                                                --             --                  --               --
       Shares redeemed                                               (18)           (15)                 (8)             (85)
                                                                 -------        -------            --------         --------
     TOTAL CLASS C SHARES TRANSACTIONS                               (15)            13                 204              174
                                                                 -------        -------            --------         --------
     TOTAL INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS                                    6,591         16,310               5,845           19,274
                                                                 -------        -------            --------         --------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                     5,426         14,128               8,972           26,264
NET ASSETS:
   Beginning of period                                            90,125         75,997             104,372           78,108
                                                                 -------        -------            --------         --------
   End of period                                                 $95,551        $90,125            $113,344         $104,372
                                                                 =======        =======            ========         ========
   Undistributed net investment income (Accumulated net
     investment loss/Distributions in excess of net
     investment income)                                          $    32        $    10              $   18         $    (20)
                                                                 =======        =======            ========         ========



                                                                       GROWTH FUND
                                                                ---------------------------
                                                                 02/01/06        02/01/05
                                                                TO 07/31/06     TO 01/31/06
---------------------------------------------------------------------------------------------
 INVESTMENT ACTIVITIES:
   Net investment income (loss)                                   $   (146)       $  (321)
   Net realized gain (loss) from security transactions               6,725          7,449
   Net change in unrealized appreciation (depreciation)
     on investments                                                (13,960)         6,089
                                                                  --------        -------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS                                                (7,381)        13,217
                                                                  --------        -------
   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     Trust Class Shares                                                 --             --
     Institutional Class Shares                                        n/a            n/a
     Institutional Sweep Class Shares                                  n/a            n/a
     Class A Shares                                                     --             --
     Class C Shares                                                     --             --
   Realized Gains:
     Trust Class Shares                                                 --           (405)
     Class A Shares                                                     --           (240)
     Class C Shares                                                     --             (5)
                                                                  --------        -------
   TOTAL DIVIDENDS AND DISTRIBUTIONS                                    --           (650)
                                                                  --------        -------
CAPITAL SHARE TRANSACTIONS (1):
     Trust Class Shares:
       Shares issued                                                 7,926          7,348
       Shares reinvested                                                --            248
       Shares redeemed                                              (6,075)        (5,557)
                                                                  --------        -------
     TOTAL TRUST CLASS SHARES TRANSACTIONS                           1,851          2,039
                                                                  --------        -------
     Institutional Class Shares:
       Shares issued                                                   n/a            n/a
       Shares reinvested                                               n/a            n/a
       Shares redeemed                                                 n/a            n/a
                                                                  --------        -------
     TOTAL INSTITUTIONAL CLASS SHARES TRANSACTIONS                     n/a            n/a
                                                                  --------        -------
     Institutional Sweep Class Shares:
       Shares issued                                                   n/a            n/a
       Shares reinvested                                               n/a            n/a
       Shares redeemed                                                 n/a            n/a
                                                                  --------        -------
     TOTAL INSTITUTIONAL SWEEP CLASS SHARES TRANSACTIONS               n/a            n/a
                                                                  --------        -------
     Class A Shares:
       Shares issued                                                 6,144         12,798
       Shares reinvested                                                --            239
       Shares redeemed                                              (2,607)        (3,095)
                                                                  --------        -------
     TOTAL CLASS A SHARES TRANSACTIONS                               3,537          9,942
                                                                  --------        -------
     Class C Shares:
       Shares issued                                                    68            131
       Shares reinvested                                                --              5
       Redemption Fees                                                  --             --
       Shares redeemed                                                 (32)           (72)
                                                                  --------        -------
     TOTAL CLASS C SHARES TRANSACTIONS                                  36             64
                                                                  --------        -------
     TOTAL INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS                                      5,424         12,045
                                                                  --------        -------
       TOTAL INCREASE (DECREASE) IN NET ASSETS                      (1,957)        24,612
NET ASSETS:
   Beginning of period                                              76,297         51,685
                                                                  --------        -------
   End of period                                                  $ 74,340        $76,297
                                                                  ========        =======
   Undistributed net investment income (Accumulated net
     investment loss/Distributions in excess of net
     investment income)                                           $    (93)       $  (269)
                                                                  ========        =======

   (1) For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.
    *  Commenced operations on February 1, 2006.
       "n/a" designates that the Fund does not offer this class.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                    ----------
                                       20 & 21
                                     ----------

-----------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS (000)
-----------------------------------------------

-------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JULY 31, 2006 (UNAUDITED) AND THE YEAR ENDED JANUARY 31, 2006
-------------------------------------------------------------------------------------------------------------
                                                                                        BURKENROAD FUND
                                                                                -----------------------------
                                                                                   02/01/06         02/01/05
                                                                                  TO 07/31/06     TO 01/31/06
-------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net investment loss                                                             $   (20)         $   (55)
   Net realized gain (loss) from security transactions                                 247             (421)
   Net change in unrealized appreciation
     (depreciation) on investments                                                  (1,134)           2,680
                                                                                   -------          -------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    (907)           2,204
                                                                                   -------          -------
CAPITAL SHARE TRANSACTIONS (1):
     Class A Shares:
       Shares issued                                                                 3,758           12,242
       Redemption fees                                                                   1               --
       Shares redeemed                                                              (1,348)          (5,833)
                                                                                   -------          -------
     TOTAL CLASS A SHARES TRANSACTIONS                                               2,411            6,409
                                                                                   -------          -------
   Class D Shares:
       Shares issued                                                                 1,137            3,140
       Redemption fees                                                                   6                2
       Shares redeemed                                                                (738)            (511)
                                                                                   -------          -------
     TOTAL CLASS D SHARES TRANSACTIONS                                                 405            2,631
                                                                                   -------          -------
     TOTAL INCREASE IN NET ASSETS FROM
       CAPITAL SHARE TRANSACTIONS                                                    2,816            9,040
                                                                                   -------          -------
       TOTAL INCREASE IN NET ASSETS                                                  1,909           11,244
NET ASSETS:
   Beginning of period                                                              19,527            8,283
                                                                                   -------          -------
   End of period                                                                   $21,436          $19,527
                                                                                   =======          =======
   Accumulated net investment loss                                                 $   (26)         $  (34)
                                                                                   =======          =======

   (1) For shares issued, reinvested and redeemed, see note 4 in the Notes to Financial Statements.
Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

                                     -----
                                       22
                                     -----

                       This page intentionally left blank.

--------------------------
  FINANCIAL HIGHLIGHTS                                 [LIGHTHOUSE LOGO OMITTED]
--------------------------                             July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JULY 31, 2006 (UNAUDITED)

            NET ASSET               NET REALIZED      TOTAL      DIVIDENDS   DISTRIBUTIONS    TOTAL     NET ASSET
              VALUE,       NET     AND UNREALIZED     FROM       FROM NET        FROM       DIVIDENDS    VALUE,
            BEGINNING  INVESTMENT  GAINS (LOSSES)  INVESTMENT   INVESTMENT   NET REALIZED      AND       END OF       TOTAL
            OF PERIOD    INCOME    ON INVESTMENTS  OPERATIONS     INCOME         GAINS    DISTRIBUTIONS  PERIOD      RETURN+
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND*
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
2006**        $1.00       $0.02       $ --           $0.02        $(0.02)        $ --        $(0.02)     $1.00        2.33%

                                                                            RATIO OF
                                                          RATIO OF        EXPENSES TO
                                         RATIO OF       NET INVESTMENT       AVERAGE
                      NET ASSETS,       EXPENSES TO        INCOME          NET ASSETS        PORTFOLIO
                        END OF           AVERAGE         TO AVERAGE        (EXCLUDING        TURNOVER
                     PERIOD (000)       NET ASSETS       NET ASSETS         WAIVERS)           RATE
-------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND*
-------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES
2006**                $ 29,272            0.23%           4.68%              0.50%             n/a


 * Commenced operations on February 1, 2006.
** For the six months ended July 31, 2006 (Unaudited). All ratios for the period have been annualized.
 + Total return is for the period indicated and has not been annualized.
Amounts designated as "--" are $0.





     The accompanying notes are an integral part of the financial statements.

                                   ---------
                                    24 & 25
                                   ---------

-----------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED                                                                          [LIGHTHOUSE LOGO OMITTED]
-----------------------------------                                                                        July 31, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE SIX MONTHS ENDED JULY 31, 2006 (UNAUDITED) AND THE YEARS ENDED JANUARY 31,



            NET ASSET               NET REALIZED      TOTAL      DIVIDENDS   DISTRIBUTIONS    TOTAL       NET ASSET
              VALUE,       NET     AND UNREALIZED     FROM       FROM NET        FROM       DIVIDENDS      VALUE,
            BEGINNING  INVESTMENT  GAINS (LOSSES)  INVESTMENT   INVESTMENT   NET REALIZED      AND         END OF       TOTAL
            OF PERIOD    INCOME    ON INVESTMENTS  OPERATIONS     INCOME         GAINS    DISTRIBUTIONS    PERIOD      RETURN+
------------------------------------------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2006**       $1.00        $0.02       $ --           $0.02        $(0.02)       $ --         $(0.02)       $1.00         2.06%
2006          1.00         0.03         --            0.03         (0.03)         --          (0.03)        1.00         2.68
2005          1.00         0.01         --            0.01         (0.01)         --          (0.01)        1.00         0.82
2004          1.00           --*        --              --*           --*         --             --*        1.00         0.47
2003          1.00         0.01         --            0.01         (0.01)         --          (0.01)        1.00         1.06
2002          1.00         0.03         --            0.03         (0.03)         --          (0.03)        1.00         3.00
INSTITUTIONAL SWEEP CLASS SHARES
2006**       $1.00        $0.02       $ --           $0.02        $(0.02)       $ --         $(0.02)       $1.00         1.93%
2006          1.00         0.02         --            0.02         (0.02)         --          (0.02)        1.00         2.42
2005          1.00         0.01         --            0.01         (0.01)         --          (0.01)        1.00         0.56
2004          1.00          --*         --              --*           --*         --             --*        1.00         0.22
2003          1.00         0.01         --            0.01         (0.01)         --          (0.01)        1.00         0.81
2002          1.00         0.03         --            0.03         (0.03)         --          (0.03)        1.00         2.74
CLASS A SHARES
2006**       $1.00        $0.02       $ --           $0.02        $(0.02)       $ --         $(0.02)       $1.00         1.81%
2006          1.00         0.02         --            0.02         (0.02)         --          (0.02)        1.00         2.17
2005          1.00           --*        --              --*           --*         --             --*        1.00         0.37
2004          1.00           --*        --              --*           --*         --             --*        1.00         0.07
2003          1.00         0.01         --            0.01         (0.01)         --          (0.01)        1.00         0.56
2002          1.00         0.02         --            0.02         (0.02)         --          (0.02)        1.00         2.49



                                                                       RATIO OF
                                                     RATIO OF        EXPENSES TO
                                  RATIO OF        NET INVESTMENT       AVERAGE
               NET ASSETS,       EXPENSES TO          INCOME          NET ASSETS        PORTFOLIO
                 END OF            AVERAGE          TO AVERAGE        (EXCLUDING        TURNOVER
              PERIOD (000)       NET ASSETS         NET ASSETS         WAIVERS)           RATE
------------------------------------------------------------------------------------------------
TREASURY SECURITIES MONEY MARKET FUND
------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2006**          $140,333            0.58%             4.11%              0.64%             n/a
2006             138,982            0.58              2.68               0.65              n/a
2005             165,510            0.58              0.85               0.64              n/a
2004              79,867            0.58              0.48               0.68              n/a
2003              95,974            0.58              1.07               0.64              n/a
2002             135,514            0.58              3.07               0.68              n/a
INSTITUTIONAL SWEEP CLASS SHARES
2006**          $ 89,175            0.83%             3.84%              0.88%             n/a
2006             142,571            0.83              2.42               0.90              n/a
2005             136,022            0.83              0.64               0.89              n/a
2004              48,082            0.83              0.23               0.93              n/a
2003              74,704            0.83              0.81               0.89              n/a
2002              83,702            0.83              2.35               0.93              n/a
CLASS A SHARES
2006**          $186,217            1.08%             3.65%              1.14%             n/a
2006             143,990            1.08              2.15               1.15              n/a
2005             112,162            1.03              0.43               1.14              n/a
2004             105,234            0.98              0.07               1.08              n/a
2003              56,923            1.08              0.54               1.14              n/a
2002              31,832            1.08              2.32               1.18              n/a

*  Amounts represent less than $0.01 per share.
** For the six months ended July 31, 2006 (Unaudited). All ratios for the period have been annualized.
+  Total return is for the period indicated and has not been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

                                   ---------
                                    26 & 27
                                   ---------

-----------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED                                                                          [LIGHTHOUSE LOGO OMITTED]
-----------------------------------                                                                        July 31, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE SIX MONTHS ENDED JULY 31, 2006 (UNAUDITED) AND THE YEARS ENDED JANUARY 31,



            NET ASSET               NET REALIZED      TOTAL      DIVIDENDS   DISTRIBUTIONS    TOTAL     NET ASSET
              VALUE,       NET     AND UNREALIZED     FROM       FROM NET        FROM       DIVIDENDS    VALUE,
            BEGINNING  INVESTMENT  GAINS (LOSSES)  INVESTMENT   INVESTMENT   NET REALIZED      AND       END OF       TOTAL
            OF PERIOD    INCOME    ON INVESTMENTS  OPERATIONS     INCOME         GAINS    DISTRIBUTIONS  PERIOD      RETURN+
------------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
TRUST CLASS SHARES
2006**+      $15.12      $0.30        $(0.19)       $ 0.11       $(0.30)     $     --       $(0.30)      $14.93        0.73%
2006+         15.52       0.55         (0.40)         0.15        (0.55)           --        (0.55)       15.12        1.02
2005+         15.86       0.51         (0.23)         0.28        (0.52)        (0.10)       (0.62)       15.52        1.83
2004+         15.98       0.60         (0.11)         0.49        (0.61)           --        (0.61)       15.86        3.14
2003          15.56       0.75          0.43          1.18        (0.75)        (0.01)       (0.76)       15.98        7.76
2002          15.64       0.84          0.16          1.00        (0.84)        (0.24)       (1.08)       15.56        6.59
CLASS A SHARES
2006**+      $15.10      $0.28        $(0.19)       $ 0.09       $(0.28)     $     --       $(0.28)      $14.91        0.61%
2006+         15.50       0.52         (0.40)         0.12        (0.52)           --        (0.52)       15.10        0.77
2005+         15.84       0.47         (0.23)         0.24        (0.48)        (0.10)       (0.58)       15.50        1.58
2004+         15.96       0.56         (0.11)         0.45        (0.57)           --        (0.57)       15.84        2.89
2003          15.55       0.71          0.42          1.13        (0.71)        (0.01)       (0.72)       15.96        7.46
2002          15.64       0.80          0.16          0.96        (0.81)        (0.24)       (1.05)       15.55        6.34
CLASS C SHARES
2006**+      $15.14      $0.23        $(0.20)       $ 0.03       $(0.22)     $     --       $(0.22)      $14.95        0.23%
2006+         15.54       0.40         (0.40)           --        (0.40)           --        (0.40)       15.14        0.01
2005+         15.88       0.36         (0.24)         0.12        (0.36)        (0.10)       (0.46)       15.54        0.80
2004+         16.00       0.45         (0.12)         0.33        (0.45)           --        (0.45)       15.88        2.12
2003          15.58       0.52          0.52          1.04        (0.61)        (0.01)       (0.62)       16.00        6.77
2002          15.63       0.73          0.15          0.88        (0.69)        (0.24)       (0.93)       15.58        5.76



                                                                     RATIO OF
                                                   RATIO OF        EXPENSES TO
                                RATIO OF        NET INVESTMENT       AVERAGE
             NET ASSETS,       EXPENSES TO          INCOME          NET ASSETS        PORTFOLIO
               END OF            AVERAGE          TO AVERAGE        (EXCLUDING        TURNOVER
            PERIOD (000)       NET ASSETS         NET ASSETS         WAIVERS)           RATE
------------------------------------------------------------------------------------------------
STRATEGIC INCOME BOND FUND
------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2006**+       $81,618             0.75%              4.09%             0.90%             16%
2006+          77,340             0.75               3.60              0.91              18
2005+          67,849             0.75               3.28              0.93              45
2004+          53,621             0.75               3.76              0.93              23
2003           48,400             0.75               4.77              0.91              33
2002           46,195             0.75               5.37              0.88              70
CLASS A SHARES
2006**+       $13,822             1.00%              3.84%             1.15%             16%
2006+          12,656             1.00               3.37              1.16              18
2005+           8,028             1.00               3.03              1.18              45
2004+           5,824             1.00               3.50              1.18              23
2003            4,643             1.00               4.34              1.16              33
2002              504             1.00               5.00              1.13              70
CLASS C SHARES
2006**+        $  111             1.75%              3.08%             1.90%             16%
2006+             129             1.75               2.61              1.91              18
2005+             120             1.75               2.28              1.93              45
2004+             112             1.75               2.79              1.93              23
2003               39             1.75               3.62              1.91              33
2002                1             1.75               4.70              1.88              70

+  Per share data calculated using average shares method.
*  Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charges.
** For the six months ended July 31, 2006 (Unaudited). All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.



    The accompanying notes are an integral part of the financial statements.

                                   ---------
                                    28 & 29
                                   ---------

-----------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED                                                                          [LIGHTHOUSE LOGO OMITTED]
-----------------------------------                                                                        July 31, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE SIX MONTHS ENDED JULY 31, 2006 (UNAUDITED) AND THE YEARS ENDED JANUARY 31,



            NET ASSET               NET REALIZED      TOTAL      DIVIDENDS   DISTRIBUTIONS    TOTAL                  NET ASSET
              VALUE,       NET     AND UNREALIZED     FROM       FROM NET        FROM       DIVIDENDS                  VALUE,
            BEGINNING  INVESTMENT  GAINS (LOSSES)   INVESTMENT  INVESTMENT   NET REALIZED      AND       REDEMPTION    END OF
            OF PERIOD INCOME (LOSS) ON INVESTMENTS  OPERATIONS    INCOME        GAINS    DISTRIBUTIONS    FEES        PERIOD
------------------------------------------------------------------------------------------------------------------------------------
VALUE FUND
TRUST CLASS SHARES
2006**+     $24.37      $ 0.11        $ 0.71        $ 0.82        $(0.10)       $   --       $(0.10)        $--        $25.09
2006+        22.51        0.28          3.58          3.86         (0.28)        (1.72)       (2.00)         --         24.37
2005+        19.20        0.14          3.81          3.95         (0.15)        (0.49)       (0.64)         --         22.51
2004+        14.60        0.16          4.60          4.76         (0.16)           --        (0.16)         --         19.20
2003         16.31        0.13         (1.71)        (1.58)        (0.13)           --        (0.13)         --         14.60
2002         16.50        0.12         (0.20)        (0.08)        (0.11)           --        (0.11)         --         16.31
CLASS A SHARES
2006**+     $24.31      $ 0.08        $ 0.71        $ 0.79        $(0.07)       $   --       $(0.07)        $--        $25.03
2006+        22.46        0.21          3.58          3.79         (0.22)        (1.72)       (1.94)         --         24.31
2005+        19.16        0.09          3.80          3.89         (0.10)        (0.49)       (0.59)         --         22.46
2004+        14.58        0.12          4.58          4.70         (0.12)           --        (0.12)         --         19.16
2003         16.29        0.10         (1.71)        (1.61)        (0.10)           --        (0.10)         --         14.58
2002         16.47        0.10         (0.20)        (0.10)        (0.08)           --        (0.08)         --         16.29
CLASS C SHARES
2006**+     $23.95      $(0.01)       $ 0.70        $ 0.69        $(0.01)       $   --       $(0.01)        $--(1)     $24.63
2006+        22.18        0.04          3.53          3.57         (0.08)        (1.72)       (1.80)         --         23.95
2005+        19.00       (0.06)         3.75          3.69         (0.02)        (0.49)       (0.51)         --         22.18
2004+        14.48       (0.01)         4.56          4.55         (0.03)           --        (0.03)         --         19.00
2003         16.21        0.08         (1.80)        (1.72)        (0.01)           --        (0.01)         --         14.48
2002         16.42       (0.02)        (0.19)        (0.21)           --            --            --         --         16.21


                                                                                     RATIO OF
                                                                     RATIO OF       EXPENSES TO
                                                    RATIO OF       NET INVESTMENT     AVERAGE
                                 NET ASSETS,       EXPENSES TO     INCOME (LOSS)     NET ASSETS     PORTFOLIO
                TOTAL              END OF            AVERAGE         TO AVERAGE      (EXCLUDING     TURNOVER
               RETURN+          PERIOD (000)       NET ASSETS        NET ASSETS       WAIVERS)        RATE
-------------------------------------------------------------------------------------------------------------
VALUE FUND
-------------------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2006**+          3.37%           $ 70,610             1.08%             0.90%           1.08%          36%
2006+           17.52              68,633             1.09              1.18            1.09           77
2005+           20.64              58,016             1.10              0.70            1.11           65
2004+           32.73              49,609             1.07              0.96            1.13           79
2003            (9.72)             34,109             1.00              0.82            1.10           71
2002            (0.37)             35,883             1.00              0.77            1.07           81
CLASS A SHARES
2006**+          3.26%           $ 41,759             1.33%             0.65%           1.33%          36%
2006+           17.24              34,985             1.34              0.88            1.34           77
2005+           20.36              19,557             1.35              0.46            1.36           65
2004+           32.34               9,356             1.32              0.70            1.38           79
2003            (9.90)              3,967             1.25              0.60            1.35           71
2002            (0.60)                307             1.25              0.55            1.32           81
CLASS C SHARES
2006**+          2.86%           $    975             2.08%            (0.09)%          2.08%          36%
2006+           16.37                 754             2.09              0.17            2.09           77
2005+           19.42                 535             2.10             (0.31)           2.11           65
2004+           31.45                 178             2.07             (0.08)           2.13           79
2003           (10.62)                 43             2.00             (0.10)           2.10           71
2002            (1.21)                  1             2.00             (0.08)           2.07           81



  + Per share data calculated using average shares method.
  * Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charges.
 ** For the six months ended July 31, 2006 (Unaudited). All ratios for the period have been annualized.
(1) Amount represents less than $0.01 per share.
Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

                                   ---------
                                    30 & 31
                                   ---------

-----------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED                                                                          [LIGHTHOUSE LOGO OMITTED]
-----------------------------------                                                                        July 31, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
FOR THE SIX MONTHS ENDED JULY 31, 2006 (UNAUDITED) AND THE PERIODS ENDED JANUARY 31,



            NET ASSET               NET REALIZED      TOTAL      DIVIDENDS   DISTRIBUTIONS    TOTAL     NET ASSET
              VALUE,       NET     AND UNREALIZED     FROM       FROM NET        FROM       DIVIDENDS    VALUE,
            BEGINNING  INVESTMENT  GAINS (LOSSES)  INVESTMENT   INVESTMENT   NET REALIZED      AND       END OF       TOTAL
            OF PERIOD     LOSS    ON INVESTMENTS   OPERATIONS     INCOME        GAINS    DISTRIBUTIONS   PERIOD      RETURN+
------------------------------------------------------------------------------------------------------------------------------------
GROWTH FUND
TRUST CLASS SHARES
2006**+     $20.13      $(0.03)       $(1.83)       $(1.86)       $ --         $   --       $   --       $18.27       (9.24)%
2006+        16.52       (0.08)         3.86          3.78          --          (0.17)       (0.17)       20.13       22.95
2005+        14.74       (0.05)         1.83          1.78          --             --           --        16.52       12.08
2004+        10.71       (0.09)         4.12          4.03          --             --           --        14.74       37.63
2003+        13.31       (0.08)        (2.52)        (2.60)         --             --           --        10.71      (19.53)
2002         15.00       (0.04)        (1.65)        (1.69)         --             --           --        13.31      (11.24)
CLASS A SHARES
2006**+     $19.91      $(0.05)       $(1.82)       $(1.87)       $ --         $   --       $   --       $18.04       (9.39)%
2006+        16.38       (0.12)         3.82          3.70          --          (0.17)       (0.17)       19.91       22.66
2005+        14.66       (0.09)         1.81          1.72          --             --           --        16.38       11.73
2004+        10.67       (0.13)         4.12          3.99          --             --           --        14.66       37.39
2003+        13.31       (0.11)        (2.53)        (2.64)         --             --           --        10.67      (19.71)
2002         15.00       (0.01)        (1.68)        (1.69)         --             --           --        13.31      (11.40)
CLASS C SHARES
2006**+     $19.18      $(0.12)       $(1.74)       $(1.86)       $ --         $   --       $   --       $17.32       (9.70)%
2006+        15.91       (0.25)         3.69          3.44          --          (0.17)       (0.17)       19.18       21.69
2005+        14.34       (0.19)         1.76          1.57          --             --           --        15.91       10.95
2004+        10.52       (0.22)         4.04          3.82          --             --           --        14.34       36.31
2003+        13.20       (0.19)        (2.49)        (2.68)         --             --           --        10.52      (20.30)
2002         15.00       (0.17)        (1.63)        (1.80)         --             --           --        13.20      (12.00)


                                                                      RATIO OF
                                                    RATIO OF        EXPENSES TO
                                 RATIO OF        NET INVESTMENT       AVERAGE
              NET ASSETS,       EXPENSES TO           LOSS           NET ASSETS        PORTFOLIO
                END OF            AVERAGE          TO AVERAGE        (EXCLUDING        TURNOVER
             PERIOD (000)       NET ASSETS         NET ASSETS         WAIVERS)           RATE
-------------------------------------------------------------------------------------------------
GROWTH FUND
-------------------------------------------------------------------------------------------------
TRUST CLASS SHARES
2006**+        $44,756             1.10%             (0.28)%            1.10%             53%
2006+           47,375             1.10              (0.42)             1.12              67
2005+           37,052             1.10              (0.33)             1.15              64
2004+           32,387             1.10              (0.74)             1.18              73
2003+           21,508             1.05              (0.69)             1.18              79
2002            15,605             1.00              (0.53)             1.17              73
CLASS A SHARES
2006**+        $29,058             1.35%             (0.53)%            1.35%             53%
2006+           28,376             1.35              (0.68)             1.37              67
2005+           14,234             1.35              (0.57)             1.40              64
2004+            6,350             1.35              (0.99)             1.43              73
2003+            2,245             1.30              (0.96)             1.43              79
2002               135             1.25              (0.84)             1.42              73
CLASS C SHARES
2006**+        $   526             2.10%             (1.29)%            2.10%             53%
2006+              546             2.10              (1.42)             2.12              67
2005+              399             2.10              (1.29)             2.15              64
2004+              135             2.10              (1.74)             2.18              73
2003+               66             2.05              (1.73)             2.18              79
2002                 1             2.00              (1.58)             2.17              73

 + Per share data calculated using average shares method.
 * Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charges.
** For the six months ended July 31, 2006 (Unaudited). All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

                                   ---------
                                    32 & 33
                                   ---------

-----------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED                                                                          [LIGHTHOUSE LOGO OMITTED]
-----------------------------------                                                                        July 31, 2006 (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE SIX MONTHS ENDED JULY 31, 2006 (UNAUDITED) AND THE PERIODS ENDED JANUARY 31,


                                                                                  TOTAL
            NET ASSET               NET REALIZED    TOTAL      NET REALIZED   DISTRIBUTIONS              NET ASSET
              VALUE,       NET    AND UNREALIZED    FROM      DISTRIBUTIONS       FROM                     VALUE,
            BEGINNING  INVESTMENT GAINS (LOSSES)  INVESTMENT     FROM          NET REALIZED  REDEMPTION   END OF       TOTAL
            OF PERIOD     LOSS    ON INVESTMENTS  OPERATIONS     GAINS            GAINS         FEES      PERIOD      RETURN+
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BURKENROAD FUND
CLASS A SHARES
2006**++     $29.30     $(0.02)      $(1.10)        $(1.12)      $   --       $   --         $  --*      $28.18       (3.82)%
2006++        24.97      (0.08)        4.41           4.33           --           --            --*       29.30       17.34
2005++        20.70      (0.08)        4.35           4.27           --           --            --        24.97       20.63
2004++        14.19      (0.04)        6.55           6.51           --           --            --        20.70       45.88
2003          15.05      (0.02)       (0.74)         (0.76)       (0.10)       (0.10)           --        14.19       (5.07)
2002(1)       15.00      (0.01)        0.06           0.05           --           --            --        15.05        0.33
CLASS D SHARES
2006**++     $29.07     $(0.05)      $(1.10)        $(1.15)      $   --       $   --         $0.03       $27.95       (3.85)%
2006++        24.82      (0.14)        4.38           4.24           --           --          0.01        29.07       17.12
2005++        20.62      (0.14)        4.34           4.20           --           --            --*       24.82       20.37
2004++        14.18      (0.09)        6.53           6.44           --           --            --        20.62       45.42
2003          15.05      (0.04)       (0.75)(2)      (0.79)       (0.10)       (0.10)         0.02(2)     14.18       (5.14)
2002(1)       15.00      (0.01)        0.06           0.05           --           --            --        15.05        0.33



                                                                     RATIO OF
                                                    RATIO OF        EXPENSES TO
                                 RATIO OF        NET INVESTMENT       AVERAGE
              NET ASSETS,       EXPENSES TO           LOSS           NET ASSETS        PORTFOLIO
                END OF            AVERAGE          TO AVERAGE        (EXCLUDING        TURNOVER
             PERIOD (000)       NET ASSETS         NET ASSETS         WAIVERS)           RATE
-------------------------------------------------------------------------------------------------
BURKENROAD FUND
-------------------------------------------------------------------------------------------------
CLASS A SHARES
2006**++       $15,162             1.40%             (0.12)%            1.72%             11%
2006++          13,376             1.40              (0.33)             1.82              32
2005++           5,544             1.40              (0.37)             2.14              17
2004++           2,153             1.40              (0.23)             2.90              21
2003             1,064             1.40              (0.22)             3.44              28
2002(1)            521             1.40              (0.89)             2.64               8
CLASS D SHARES
2006**++       $ 6,274             1.65%             (0.37)%            1.97%             11%
2006++           6,151             1.65              (0.55)             2.07              32
2005++           2,739             1.65              (0.62)             2.39              17
2004++           1,239             1.65              (0.50)             3.15              21
2003               363             1.65              (0.46)             3.69              28
2002(1)            116             1.65              (1.12)             2.89               8

  * Amount represents less than $0.01 per share.
 ** For the six months ended July 31, 2006 (Unaudited). All ratios for the period have been annualized.
(1) Fund commenced operations on December 31, 2001. All ratios for the period have been annualized.
(2) Net realized and unrealized gains (losses) on investments and redemption fees for the year ended January 31, 2003 have been reclassified from $(0.71) and $(0.02), respecitvely, to $(0.75) and $0.02, respectively, due to a clerical error.
 +  Total return is for the period indicated and has not been annualized. Total return excludes applicable sales charge.
++  Per share data calculated using average shares method.
Amounts designated as "--" are either $0 or have been rounded to $0.



    The accompanying notes are an integral part oF the financial statements.

                                   ---------
                                    34 & 35
                                   ---------

-----------------------------------
  NOTES TO FINANCIAL STATEMENTS
-----------------------------------
--------------------------------------------------------------------------------

1. ORGANIZATION:

The Advisors' Inner Circle Fund II (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company with ten funds. The financial statements included herein relate to the Trust's Hancock Horizon Family of Funds. The financial statements of the remaining funds are presented separately. The Hancock Horizon Family of Funds includes the Hancock Horizon Prime Money Market Fund (the "Prime Money Market Fund"), Hancock Horizon Treasury Securities Money Market Fund (the "Treasury Securities Money Market Fund"), the Hancock Horizon Strategic Income Bond Fund (the "Strategic Income Bond Fund"), the Hancock Horizon Value Fund (the "Value Fund"), the Hancock Horizon Growth Fund (the "Growth Fund"), and the Hancock Horizon Burkenroad Fund (the "Burkenroad Fund") (each a "Fund" and collectively the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.
     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2006, there were no fair valued securities in the Funds.

                                     -------
                                       36
                                     -------

                                                     [LIGHTHOUSE LOGO OMITTED]
                                                     July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

     The Treasury Securities Money Market Fund values its investments using the amortized cost method, as permitted by Rule 2a-7 of the 1940 Act, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the date the security is purchased or sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period. Purchase discounts and premiums on securities held by the Strategic Income Bond Fund are accreted and amortized to maturity and are included in interest income.

REPURCHASE AGREEMENTS - The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Funds may be delayed or limited.

TBA PURCHASE COMMITMENTS - The Funds may engage in "to be announced" ("TBA") purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds based on the number of funds and/or relative daily net assets. The Institutional Sweep Class Shares, Class A Shares, Class C Shares and Class D Shares each bear a specific 12b-1 or Shareholder Servicing Fee (see Note 3 for more information).

CLASSES OF SHARES - Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income, if any, are declared daily and paid monthly for the Prime Money Market Fund and the Treasury Securities Money Market Fund, declared and paid monthly for the Strategic Income Bond Fund, declared and paid quarterly for the Value Fund and declared and paid annually for the Growth Fund and the Burkenroad Fund. Any net realized gains on sales of securities, if any, are distributed to shareholders at least annually.

ORGANIZATION AND OFFERING COSTS - Organization costs of the Prime Money Market Fund, which commenced operations on February 1, 2006, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months from the inception of the Fund. As of July 31, 2006, $11,521 remained to be amortized.

OTHER - The Class C Shares of the Strategic Income Bond Fund, Value Fund and Growth Fund retain a redemption fee of 1.00% on redemptions of shares sold within one year of their purchase date. For the six months ended July 31, 2006, there were no redemption fees charged by the Strategic Income Bond Fund and Growth Fund. For the six months ended July 31, 2006, Class C shares of the Value Fund charged fees of $15. The Class A and Class D shares of the Burkenroad Fund charge a redemption fee of 1.00% on redemptions of shares sold within one year of their purchase date. For the six months ended July 31, 2006, Class A and Class D shares of the Burkenroad Fund charged fees of $1,363 and $5,978,

                                     -------
                                       37
                                     -------

--------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------
--------------------------------------------------------------------------------

respectively. Fees collected are retained by the Funds for the benefit of the remaining shareholders and are included in capital shares transactions in the Statements of Changes in Net Assets.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES:

ADVISORY AGREEMENT
     Horizon Advisers, an unincorporated division of Hancock Bank, (the "Adviser") serves as Investment Adviser to each Fund pursuant to an investment advisory agreement dated May 31, 2000 (as amended and restated May 21, 2001) (the "Advisory Agreement") with the Trust. For its services, the Adviser is entitled to a fee, that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund. The Adviser receives 0.20% of the average daily net assets of the Prime Money Market Fund, 0.40% of the average daily net assets of the Treasury Securities Money Market Fund, 0.60% of the average daily net assets of the Strategic Income Bond Fund, 0.80% of the average daily net assets of the Value and the Growth Funds and 0.95% of the average daily net assets of the Burkenroad Fund. The Adviser has agreed to waive all or a portion of its fee so that the total annual expenses of each Fund will not exceed the following:

                                                TREASURY
                                   PRIME       SECURITIES    STRATEGIC
                               MONEY MARKET   MONEY MARKET    INCOME
                                   FUND*          FUND*      BOND FUND*
                               ------------   ------------   ----------
Trust Class Shares                  n/a          0.58%         0.75%
Institutional Class Shares         0.23%          n/a           n/a
Institutional Sweep
  Class Shares                      n/a          0.83           n/a
Class A Shares                      n/a          1.08          1.00
Class C Shares                      n/a           n/a          1.75
Class D Shares                      n/a           n/a           n/a

                                  VALUE          GROWTH      BURKENROAD
                                  FUND**          FUND**       FUND*
                               ------------   ------------   ----------
Trust Class Shares                1.10%          1.10%          n/a
Institutional Class Shares         n/a            n/a           n/a
Institutional Sweep
  Class Shares                     n/a            n/a           n/a
Class A Shares                    1.35           1.35          1.40%
Class C Shares                    2.10           2.10           n/a
Class D Shares                     n/a            n/a          1.65

"n/a" designates that the Fund does not offer this class.
 * The Adviser has contractually agreed to waive fees and reimburse expenses through May 31, 2007.
** The Adviser has voluntarily agreed to waive fees and reimburse expenses.
   This may discontinue at any time.

ADMINISTRATION AGREEMENT
     SEI Investments Global Funds Services is the "Administrator" of the Trust. SEI Investments Management Corporation ("SEI Investments"), a wholly owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator.
     The Funds, excluding the Prime Money Market Fund, and the Administrator have entered into an Administration Agreement. The Administrator is entitled to a fee calculated daily and paid monthly (expressed as a percentage of the combined average daily net assets of the Funds) of: 0.125% up to $350 million, 0.10% on the next $400 million and 0.08% on the net assets over $750 million, subject to certain minimum fee levels.
     The Prime Money Market Fund and the Administrator have entered into a separate Administration Agreement, whereby the Administrator is entitled to receive a fee calculated daily and paid monthly of 0.06% of the Fund's average daily net assets.

TRANSFER AGENT AND CUSTODIAN AGREEMENT
     Hancock Bank serves as the transfer agent and dividend disbursing agent for the Funds. For providing these services, Hancock Bank is paid an annual fee of $20,000 per class on the first ten cusips and $17,500 per class on the remaining cusips.
     Hancock Bank serves as custodian to the Funds, and for such services is paid an annual fee from the Funds' assets of 0.03% of each Fund's average daily net assets, subject to a minimum of $250 per month.

DISTRIBUTION AGREEMENT
     The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company, have entered into a distribution agreement. As provided in the distribution agreement and the distribution plan, the Trust will be charged a fee based upon the average daily net assets of the Funds.

                                     -------
                                       38
                                     -------

                                                     [LIGHTHOUSE LOGO OMITTED]
                                                     July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

The following table summarizes the agreement.


                                                TREASURY
                                  PRIME        SECURITIES    STRATEGIC
                               MONEY MARKET   MONEY MARKET    INCOME
                                   FUND*          FUND*      BOND FUND*
                               ------------   ------------   ----------
Trust Class Shares                 n/a             --            --
Institutional Class Shares          --            n/a           n/a
Institutional Sweep
  Class Shares                     n/a             --           n/a
Class A Shares                     n/a           0.25%           --
Class C Shares                     n/a            n/a          0.75%
Class D Shares                     n/a            n/a           n/a

                                  VALUE          GROWTH      BURKENROAD
                                  FUND**          FUND**       FUND*
                               ------------   ------------   ----------
Trust Class Shares                  --             --           n/a
Institutional Class Shares         n/a            n/a           n/a
Institutional SweepClass Shares    n/a            n/a           n/a
Class A Shares                      --             --            --
Class C Shares                    0.75%          0.75%          n/a
Class D Shares                     n/a            n/a          0.25%

"--" designates that no fees are charged to this class.
"n/a" designates that the Fund does not offer this class.

     To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodian, brokerage or investment-related services, including Hancock Investment Securities, Inc., those entities may receive the distribution and servicing fees, payable from the Funds' assets, applicable to that class of shares.
     During the six months ended July 31, 2006, Hancock Investment Securities, Inc. received distribution fees in the amount of $150,156, $4, $6, $5 and $3,878 for the Treasury Securities Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively.
     The Trust has adopted a shareholder servicing plan pursuant to which a shareholder servicing fee will be charged based upon the average daily net assets of the Funds.

The following table summarizes the agreement.

                                                TREASURY
                                  PRIME        SECURITIES    STRATEGIC
                               MONEY MARKET   MONEY MARKET    INCOME
                                   FUND*          FUND*      BOND FUND*
                               ------------   ------------   ----------
Trust Class Shares                 n/a             --            --
Institutional Class Shares          --            n/a           n/a
Institutional Sweep
  Class Shares                     n/a           0.25%          n/a
Class A Shares                     n/a           0.25          0.25%
Class C Shares                     n/a            n/a          0.25
Class D Shares                     n/a            n/a           n/a

                                  VALUE          GROWTH      BURKENROAD
                                  FUND**          FUND**       FUND*
                               ------------   ------------   ----------
Trust Class Shares                  --             --           n/a
Institutional Class Shares         n/a            n/a           n/a
Institutional Sweep
  Class Shares                     n/a            n/a           n/a
Class A Shares                    0.25           0.25          0.25
Class C Shares                    0.25           0.25           n/a
Class D Shares                     n/a            n/a          0.25

"--" designates that no fees are charged to this class.
"n/a" designates that the Fund does not offer this class.

     To the extent that the applicable shares are held through Hancock Bank or any of its affiliates providing custodial, brokerage or investment-related services, including Hancock Investment Services, Inc., those entities may receive shareholder servicing fees, payable from the Funds' assets, applicable to that class of shares.
     During the six months ended July 31, 2006, Hancock Investment Securities, Inc. received shareholder servicing fees in the amount of $276,596, $10,181, $12,530, $9,285and $6,813 for the Treasury Securities Money Market Fund, Strategic Income Bond Fund, Value Fund, Growth Fund and Burkenroad Fund, respectively.

OTHER
     Certain officers and a trustee of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.
     The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

                                     -------
                                       39
                                     -------

--------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------
--------------------------------------------------------------------------------

4. CAPITAL SHARES:

Shares issued, reinvested and redeemed for the Funds were as follows (000):

                                                  PRIME               TREASURY SECURITIES         STRATEGIC INCOME
                                             MONEY MARKET FUND         MONEY MARKET FUND             BOND FUND
                                            -------------------      ---------------------       -------------------
                                                 02/01/06*            02/01/06   02/01/05        02/01/06   02/01/05
                                                    TO                   TO        TO               TO        TO
                                                 07/31/06             07/31/06   01/31/06        07/31/06   01/31/06
                                            -------------------      ---------------------       -------------------
Trust Class Shares:
    Shares issued                                    n/a               190,604   308,574             984     1,310
    Shares reinvested                                n/a                    70        63              13        15
    Shares redeemed                                  n/a              (189,323) (335,165)           (643)     (582)
                                                --------             --------- ---------           -----    ------
Total Trust Class Shares Transactions                n/a                 1,351   (26,528)            354       743
                                                --------             --------- ---------           -----    ------
Institutional Class Shares:
    Shares issued                                 41,487                   n/a       n/a             n/a       n/a
    Shares reinvested                                 --                   n/a       n/a             n/a       n/a
    Shares redeemed                              (12,215)                  n/a       n/a             n/a       n/a
                                                --------             --------- ---------           -----    ------
Total Institutional Class Shares Transactions     29,272                   n/a       n/a             n/a       n/a
                                                --------             --------- ---------           -----    ------
Institutional Sweep
  Class Shares:
    Shares issued                                    n/a               424,029   767,182             n/a       n/a
    Shares reinvested                                n/a                   111       115             n/a       n/a
    Shares redeemed                                  n/a              (477,536) (760,748)            n/a       n/a
                                                --------             --------- ---------           -----    ------
Total Institutional Sweep
  Class Shares Transactions                          n/a               (53,396)    6,549             n/a       n/a
                                                --------             --------- ---------           -----    ------
Class A Shares:
    Shares issued                                    n/a               209,734   479,482             167       467
    Shares reinvested                                n/a                   460       508              16        23
    Shares redeemed                                  n/a              (167,967) (448,162)            (94)     (170)
                                                --------             --------- ---------           -----    ------
Total Class A Shares Transactions                    n/a                42,227    31,828              89       320
                                                --------             --------- ---------           -----    ------
Class C Shares:
    Shares issued                                    n/a                   n/a       n/a              --         2
    Shares reinvested                                n/a                   n/a       n/a              --        --
    Shares redeemed                                  n/a                   n/a       n/a              (1)       (1)
                                                --------             --------- ---------           -----    ------
Total Class C Shares Transactions                    n/a                   n/a       n/a              (1)        1
                                                --------             --------- ---------           -----    ------
Class D Shares:
    Shares issued                                    n/a                   n/a       n/a             n/a       n/a
    Shares redeemed                                  n/a                   n/a       n/a             n/a       n/a
                                                --------             --------- ---------           -----    ------
Total Class D Shares Transactions                    n/a                   n/a       n/a             n/a       n/a
                                                --------             --------- ---------           -----    ------
Net Change in Capital Shares                      29,272                (9,818)   11,849             442     1,064
                                                ========             ========= =========           =====    ======

"n/a" designates that the Fund does not offer this class.
*Commenced operations on February 1, 2006.
Amounts designated as "--" are either 0 or have been rounded to 0.

                                     -------
                                       40
                                     -------

                                                     [LIGHTHOUSE LOGO OMITTED]
                                                     July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

4. CAPITAL SHARES (CONTINUED):
Shares issued, reinvested and redeemed for the Funds were as follows (000):

                                                                                                     BURKENROAD
                                                VALUE FUND                 GROWTH FUND                  FUND
                                            -------------------      ---------------------       -------------------
                                            02/01/06   02/01/05      02/01/06    02/01/05        02/01/06   02/01/05
                                               TO         TO            TO         TO               TO         TO
                                            07/31/06   01/31/06      07/31/06    01/31/06        07/31/06   01/31/06
                                            -------------------      ---------------------       -------------------
Trust Class Shares:
    Shares issued                              446       467             420       406              n/a       n/a
    Shares reinvested                            1       122              --        13              n/a       n/a
    Shares redeemed                           (449)     (351)           (324)     (308)             n/a       n/a
                                             -----     -----           -----     -----            -----     -----
Total Trust Class Shares Transactions           (2)      238              96       111              n/a       n/a
                                             -----     -----           -----     -----            -----     -----
Institutional Sweep  Class Shares:
    Shares issued                              n/a       n/a             n/a       n/a              n/a       n/a
    Shares reinvested                          n/a       n/a             n/a       n/a              n/a       n/a
    Shares redeemed                            n/a       n/a             n/a       n/a              n/a       n/a
                                             -----     -----           -----     -----            -----     -----
Total Institutional Sweep
  Class Shares Transactions                    n/a       n/a             n/a       n/a              n/a       n/a
                                             -----     -----           -----     -----            -----     -----
Class A Shares:
    Shares issued                              370       628             321       716              127       474
    Shares reinvested                            5       104              --        13               --        --
    Shares redeemed                           (145)     (164)           (136)     (172)             (46)     (239)
                                             -----     -----           -----     -----            -----     -----
Total Class A Shares Transactions              230       568             185       557               81       235
                                             -----     -----           -----     -----            -----     -----
Class C Shares:
    Shares issued                                8         9               4         7              n/a       n/a
    Shares reinvested                           --         2              --        --              n/a       n/a
    Shares redeemed                             --        (4)             (2)       (4)             n/a       n/a
                                             -----     -----           -----     -----            -----     -----
Total Class C Shares Transactions                8         7               2         3              n/a       n/a
                                             -----     -----           -----     -----            -----     -----
Class D Shares:
    Shares issued                              n/a       n/a             n/a       n/a               38       121
    Shares redeemed                            n/a       n/a             n/a       n/a              (25)      (20)
                                             -----     -----           -----     -----            -----     -----
Total Class D Shares Transactions              n/a       n/a             n/a       n/a               13       101
                                             -----     -----           -----     -----            -----     -----
Net Change in Capital Shares                   236       813             283       671               94       336
                                             =====     =====           =====     =====            =====     =====

"n/a" designates that the Fund does not offer this class.

Amounts designated as "--" are either 0 or have been rounded to 0.

                                     -------
                                       41
                                     -------

--------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------
--------------------------------------------------------------------------------

5. INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from the sales and maturities of securities, other than short-term investments, for the six months ended July 31, 2006 were as follows:

                                     STRATEGIC
                                      INCOME           VALUE         GROWTH       BURKENROAD
                                     BOND FUND         FUND           FUND           FUND
                                       (000)           (000)          (000)          (000)
                                    ------------     ---------     ----------     ----------
Cost of Security Purchases
   U.S. Government Securities         $17,467        $    --        $    --        $   --
   Other                                6,361         45,263         44,102         4,941

Proceeds from Sales and Maturities
   U.S. Government Securities         $ 4,310        $    --        $    --        $   --
   Other                                8,750         38,810         40,206         2,153

6. FEDERAL TAX INFORMATION:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

Accordingly, the following reclassifications have been made to/from the following accounts (000):

                                              ACCUMULATED      ADDITIONAL
                         NET INVESTMENT      NET REALIZED       PAID IN
                             INCOME              LOSS           CAPITAL
                         --------------      ------------      ----------
   Growth Fund               $322               $(59)            $(263)
   Burkenroad Fund             28                 (2)              (26)

The tax character of dividends and distributions declared during the years ended January 31, 2006 and January 31, 2005 were as follows (000):

                                           ORDINARY INCOME         LONG-TERM CAPITAL GAIN            TOTALS
                                          2006         2005          2006          2005         2006         2005
                                         ------       ------        ------        ------       ------       ------
Treasury Securities Money Market Fund    $9,005       $1,806       $   --         $   --       $9,005       $1,806
Strategic Income Bond Fund                2,999        2,143           --            442        2,999        2,585
Value Fund                                1,925          483        5,858          1,738        7,783        2,221
Growth Fund                                  --           --          650             --          650           --

All Funds have a tax year end of April 30. The distributions represent those made during the fiscal years ended January 31.
Amounts designated as "--" are either $0 or have been rounded to $0.
The Burkenroad Fund had no distributions during the years ended January 31, 2006 and January 31, 2005, respectively.

                                     -------
                                       42
                                     -------

                                                     [LIGHTHOUSE LOGO OMITTED]
                                                     July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

As of April 30, 2006, the estimated components of distributable earnings (accumulated losses) were as follows (000):

                                                   STRATEGIC
                                                    INCOME              VALUE           GROWTH         BURKENROAD
                                                   BOND FUND            FUND             FUND             FUND
                                                 --------------      ----------       ----------     --------------
Undistributed ordinary income                      $    32            $    22          $    --           $   --
Undistributed long-term capital gain                    --              5,147            9,531               --
Capital loss carryforwards                             (97)                --               --             (545)
Post October losses                                    (49)                --               --               --
Unrealized appreciation (depreciation)              (2,704)            30,951           14,858            5,867
Other temporary differences                             --                 --               --               --
                                                   -------            -------          -------           ------
Total distributable earnings (accumulated losses)  $(2,818)           $36,120          $24,389           $5,322
                                                   =======            =======          =======           ======

The Prime Money Market Fund and Treasury Securities Money Market Fund had no distributable earnings as of April 30, 2006.

Amounts designated as "--" are either $0 or have been rounded to $0.

The following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates at January 31,
2006 as follows (000):
                                                   2011        2012         2013         2014         TOTAL
                                                  ------      ------       ------       ------       -------
Strategic Income Bond Fund                         $--         $--          $--          $ 97         $ 97
Burkenroad Fund                                     19          28           31           467          545

Amounts designated as "--" are either $0 or have been rounded to $0.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future capital gains. During the year ended April 30, 2006 the Growth Fund utilized capital loss carryforwards of $1,347,212 to offset realized capital gains.

For Federal income tax purposes, the cost of securities owned at July 31, 2006, and the net realized gains or losses on securities sold for the period were the same as amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at July 31, 2006, were as follows:
                                                              AGGREGATE         AGGREGATE
                                                                GROSS             GROSS       NET UNREALIZED
                                                             UNREALIZED         UNREALIZED     APPRECIATION/
                                        FEDERAL TAX COST    APPRECIATION       DEPRECIATION   (DEPRECIATION)
                                              (000)             (000)             (000)           (000)
                                        ----------------    ------------       ------------   ---------------
Strategic Income Bond Fund                  $98,560          $   190             $(2,621)         $(2,431)
Value Fund                                   88,180           26,680              (1,560)          25,120
Growth Fund                                  69,009            8,797              (3,422)           5,375
Burkenroad Fund                              17,850            4,568                (998)           3,570

                                     -------
                                       43
                                     -------

--------------------------------------------
  NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------
--------------------------------------------------------------------------------

7. INDEMNIFICATIONS:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

8. OTHER

On July 31, 2006, number of shareholders below held the following percentage of the outstanding shares of the Funds.

                                                 NUMBER OF       % OF OUSTANDING
                                                SHAREHOLDERS          SHARES
                                               --------------    --------------
Prime Money Market Fund, Institutional Class         1                 100%
Treasury Securites Money Market Fund,
  Trust Class                                        1                  98
Treasury Securites Money Market Fund,
  Institutional Sweep Class                          1                  93
Treasury Securites Money Market Fund, Class A        3                 100
Strategic Income Bond Fund, Trust Class              2                 100
Strategic Income Bond Fund, Class A                  1                  61
Strategic Income Bond Fund, Class C                  4                  65
Value Fund, Trust Class                              3                 100
Value Fund, Class A                                  1                  24
Value Fund, Class C                                  1                  16
Growth Fund, Trust Class                             3                 100
Growth Fund, Class A                                 1                  25
Growth Fund, Class C                                 1                  10
Burkenroad Fund, Class A                             1                  11
Burkenroad Fund, Class D                             1                  17

These shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

9. NEW ACCOUNTING PRONOUNCEMENTS:

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of July 31, 2006, the Funds have not evaluated the impact that will result from adopting
FIN 48.




                                     -------
                                       44
                                     -------

-----------------------------------------------
  APPROVAL OF INVESTMENT ADVISORY AGREEMENTS           [LIGHTHOUSE LOGO OMITTED]
-----------------------------------------------        July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT AND APPROVAL FOR THE PRIME MONEY MARKET FUND

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the existing advisory agreement (the "Advisory Agreement") after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

Before this year's May 15, 2006 meeting, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Funds and the Adviser; (c) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (d) the extent to which economies of scale would be realized as each Fund grows; and (e) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fees and other aspects of the Agreement. Among other things, the representative provided an overview of the Adviser's assets under management and its organization as a division of Hancock Bank and reviewed its senior management and other key investment professionals. He then provided a detailed review of the performance of each Fund over the past year and discussed factors contributing to such performance, including the impact of Hurricane Katrina. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations and in reaching its conclusions, the Board did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the quality, nature and extent of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. The Adviser's representative noted that, as a division of Hancock Bank, the Adviser was able to leverage the broad in-house resources of Hancock Back, which were beneficial in its management of the Funds and administration of its compliance program with respect to the Funds. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

                                     -------
                                       45
                                     -------

--------------------------------------------------------------------------------
  APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (CONCLUDED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding each of the Fund's performance since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared the Funds' performance to their respective benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of each Fund over the past year, focusing on its investment approach and general economic factors. Based on this information, the Board concluded that the Funds' performance was generally favorable and was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by each Fund to the Adviser, and fee waivers that the Adviser had made over the period, the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profit realized by the Adviser from its relationship with the Funds and concluded that such profit was not excessive. In doing so, the Trustees also considered compensation paid by the Funds to affiliates of the Adviser for other services to the Funds, such as transfer agency services. The Trustees also reviewed reports, based on available data, comparing the expense ratio and advisory fee paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fee and expense ratio paid by the Funds were sufficiently comparable to the average advisory fee paid by comparable mutual funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Agreement are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Agreement for another year.

In addition, in November 2005, the Board of Trustees called and held a meeting to decide whether to amend the Advisory Agreement for the purpose of including the Prime Money Market Fund (the "Fund"). In connection with this meeting, the Board requested and received written materials from the Adviser regarding: (a) the nature, extent and quality of the services to be provided by the Adviser to the Fund; and (b) the costs of the services to be provided by the Adviser and its affiliates from the relationship with the Fund, as discussed in further detail below.

At the meeting, representatives from the Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representatives provided an overview of the Adviser by reviewing key staff members and overall investment philosophy. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on amending the Advisory Agreement for the purpose of adding the Fund in light of this information.

                                     -------
                                       46
                                     -------

                                                     [LIGHTHOUSE LOGO OMITTED]
                                                     July 31, 2006 (Unaudited)
--------------------------------------------------------------------------------

NATURE, EXTENT AND QUALITY OF ADVISORY AND OTHER SERVICES.
In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser's portfolio management personnel, and the Board concluded that it was satisfied with the services to be provided to the Fund.

COSTS OF ADVISORY SERVICES AND ECONOMIES OF SCALE.

The Trustees reviewed reports comparing the expense ratio and advisory fee to be paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fee was reasonable and the result of arm's length negotiations, and the advisory fees to be paid by the Fund were comparable to those of peer funds. The Trustees also considered the Adviser's commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain a stated cap on Fund operating expenses. In consideration of this information, the Trustees concluded that the Adviser's policies were reasonable. Because it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund, the Trustees did not make any conclusions regarding the Adviser's profitability. For the same reason, the Board did not make any conclusions regarding the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. In this regard, during future considerations of the Advisory Agreement, the Board will consider whether any economies of scale are being realized by the Adviser and, if so, an appropriate mechanism for sharing the benefits of such economies of scale.

Based on the Board's deliberation and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously (i) concluded that the terms of the Advisory Agreement are fair and reasonable; (ii) concluded the Adviser's fees are reasonable in light of the services that the Adviser will provide to the Fund; and (iii) agreed to amend the Advisory Agreement for the purpose of adding the Fund.
















                                     -------
                                       47
                                     -------

----------
  NOTES
----------
--------------------------------------------------------------------------------

                            WALL STREET SAVVY,
                               MAIN STREET TOUCH.


                               INVESTMENT ADVISER
                                Horizon Advisers
                  (an unincorporated division of Hancock Bank)
                                One Hancock Plaza
                                  P.O. Box 4019
                               Gulfport, MS 39502

                                   DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                  ADMINISTRATOR
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                  LEGAL COUNSEL
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

                        THIS MATERIAL MUST BE PRECEDED OR
                      ACCOMPANIED BY A CURRENT PROSPECTUS.

                           THE HANCOCK HORIZON FUNDS:
                              O NOT FDIC INSURED
                              O NO BANK GUARANTEE
                              O MAY LOSE VALUE

                           [Lighthouse Logo Omitted]
                              Hancock Horizon Funds


                    FOR MORE INFORMATION CALL 1.888.346.6300
                           WWW.HANCOCKHORIZONFUNDS.COM

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.





(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------------------
                                          James F. Volk
                                          President

Date: September 29, 2006





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          --------------------------------------
                                          James F. Volk
                                          President

Date: September 29, 2006


By (Signature and Title)*                 /s/ Michael Lawson
                                          --------------------------------------
                                          Michael Lawson
                                          Controller and Chief Financial Officer

Date: September 29, 2006

* Print the name and title of each signing officer under his or her signature.